UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq. Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	12/31/2007

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 107.47%

Education 8.81%
Allegheny Cnty PA Higher Ed
Bldg Auth Rev Carnegie Mellon Univ	5.125%	3/1/2032	AA-	$2,000	$2,052,900
Allegheny Cnty PA Higher Ed
Univ Rev Ser A	4.75%	2/15/2026	Baa3	500	448,310
CA Edl Facs Auth Rev Univ La
Verne Ser A	5.00%	6/1/2035	Baa2	1,000	936,290
CA Statewide Cmntys Dev Auth
Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR	1,000	890,160
CA Statewide Cmntys Dev Auth
Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR	1,500	1,307,655
CA Statewide Cmntys Dev Auth
Rev Windrush Sch	5.50%	7/1/2037	NR	1,000	960,580
CA Statewide Cmnty Dev Auth
Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	2,810	2,617,487
Carman-Ainsworth MI Cmnty Sch
Unrefunded Bal(9)	5.00%	5/1/2027	AAA	480	492,154
Central WA Univ Sys Rev(9)	5.00%	5/1/2034	Aaa	1,000	1,027,200
Chester Cnty PA Indl Dev Auth Rev
Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+	2,325	2,303,982
CO Edl & Cultural Facs Auth Rev
Charter Sch North East Academy	5.75%	5/15/2037	NR	860	799,155
CO Edl & Cultural Facs Auth
Rev Indpt Sch Vail Christian+	5.50%	6/1/2037	NR	1,500	1,383,315
Dist of Columbia Rev James F
Oyster Elem Sch Pilot(1)	6.25%	11/1/2021	CCC	450	455,278
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR	1,555	1,369,986
Fergus Falls MN Indpt Sch
Dist No 544 Sch Bldg Ser A(10)	5.00%	1/1/2020	AAA	1,700	1,849,107
Grand Traverse Academy MI Pub
Sch Academy Rev	5.00%	11/1/2036	BBB-	900	801,972
Grand Vly MI St Univ Rev(9)	5.50%	2/1/2018	AAA	1,150	1,270,094
Harrisburg PA Auth Univ Rev
Harrisburg Univ of Science A	5.40%	9/1/2016	NR	1,690	1,672,627
Harrisburg PA Auth Univ Rev
Harrisburg Univ of Science B	6.00%	9/1/2036	NR	1,500	1,469,715
Hillsborough Cnty FL Indl Dev Auth
Terrace Cmnty Middle Sch Pj A	5.125%	5/15/2037	BBB-	1,070	971,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Education (continued)
Houston TX Higher Ed Fin Corp
Rice Univ Pj Ser B	4.50%	11/15/2037	AAA		$450	$439,142
IA Higher Ed Ln Auth Rev
Wartburg Ser A	5.30%	10/1/2037	BBB-	(b)	3,000	2,886,480
LA St Univ & Agric & Mech
College Hlth Sciences Ctr Pj(14)	6.375%	5/1/2031	AAA		2,290	2,463,170
Lee Cnty FL Indl Dev Auth
Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB		1,500	1,368,630
MA St Dev Fin Agy Rev Boston
Univ Ser P	5.375%	5/15/2039	A3		1,000	1,030,720
MA St Dev Fin Agy Rev Boston
Univ Ser P	6.00%	5/15/2059	A3		1,000	1,118,670
MA St Dev Fin Agy Rev
Wheelock College Ser C	5.25%	10/1/2037	BBB		8,000	7,811,040
MA St Hlth & Edl Fac Auth Rev
Boston College Ser N(13)(14)	5.125%	6/1/2033	AAA		3,810	3,943,350
MI Higher Ed Student Ln Auth
Rev Student Ln Ser XVII-P AMT GTD(2)	4.875%	3/1/2030	AAA		1,000	976,760
MI Pub Edl Facs Auth Rev Ltd
Oblig David Ellis West Pj	5.875%	6/1/2037	NR		1,400	1,280,692
Milwaukee WI Redev Auth Rev
Academy of Learning Ser A	5.50%	8/1/2022	NR		300	283,320
Milwaukee WI Redev Auth Rev
Academy of Learning Ser A	5.65%	8/1/2037	NR		250	228,935
MN St Higher Edl Facs Auth
Rev Augsburg College Ser 6 J1	5.00%	5/1/2028	Baa2		1,000	964,080
MN St Higher Edl Facs Auth
Rev Hamline Univ Ser 5 B	6.00%	10/1/2029	Baa1		500	508,695
Moorhead MN Edl Facs Rev
Concordia College Corp Pj A	5.00%	12/15/2022	A3		1,125	1,169,066
OR St Hlth Hsg Ed & Cult Facs
Auth Reed College Pj Ser A	5.75%	7/1/2032	AA-		3,800	4,062,580
Pima Cnty AZ Indl Dev Auth Ed Rev
American Charter Schs Fndtn A	5.50%	7/1/2026	BBB	(b)	1,500	1,412,100
Pima Cnty AZ Indl Dev Auth Ed Rev
American Charter Schs Fndtn A	5.625%	7/1/2038	BBB	(b)	2,000	1,861,360
Plymouth MI Edl Ctr Charter
Sch Pub Sch Academy Rev	5.375%	11/1/2035	BBB-		405	384,005
Prior Lake MN Indpt Sch Dist
No 719 Ser A(9)	5.25%	2/1/2023	Aaa		1,470	1,542,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
Provo UT Charter Sch Rev
Freedom Academy Fndtn	5.50%	6/15/2037	NR	$1,000	$895,860
Rockwall TX Indpt Sch Dist
Sch Bldg PSF GTD	5.25%	2/15/2029	AAA	2,000	2,097,520
Seattle WA Museum Dev Auth
Spl Oblig GTD	5.125%	4/1/2031	AAA	1,000	1,046,370
St. Louis MO Indl Dev Auth
Rev Confluence Academy Pj Ser A	5.00%	6/15/2020	NR	700	646,142
St. Louis MO Indl Dev Auth
Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR	575	521,220
St. Louis MO Indl Dev Auth
Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR	1,000	884,530
Tampa FL Rev Univ Tampa Pj(4)	5.00%	4/1/2035	Aaa	1,000	1,016,810
TX St Pub Fin Auth Charter Sch
Fin Corp Rev Cosmos Fndtn Ser A	5.375%	2/15/2037	BB+	1,230	1,120,001
TX St Pub Fin Auth Charter Sch
Fin Corp Rev Uplift Ed Ser A	5.875%	12/1/2036	BBB-	1,145	1,128,478
Univ MN Spl Purp Rev St
Supp Stadium Debt	5.00%	8/1/2029	AA+	1,000	1,043,170
Univ NC Univ Rev Gen	5.00%	12/1/2028	AA+	2,015	2,095,298
Univ VT & St Agric College VT(2)	5.125%	10/1/2037	AAA	1,150	1,191,227
Univ WA Edl Resh Rev Roosevelt Pj(13)(14)	5.375%	6/1/2029	AAA	1,100	1,129,282
WA St Univ Athletic Facs Rev(2)	5.00%	10/1/2022	Aaa	1,000	1,063,050
Wayne Cnty MI Cmnty College Impt(2)	5.50%	7/1/2019	AAA	565	588,493
Western WA Univ Rev
Unrefunded Bal Student Rec Fee(14)	5.00%	5/1/2033	AAA	630	642,959
West Vly City UT Charter Sch
Rev Monticello Academy+	6.375%	6/1/2037	NR	1,800	1,714,050
Whitehouse TX Indpt Sch Dist
Sch Bldg PSF GTD	4.25%	2/15/2032	AAA	1,000	935,440
WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2024	AAA	2,880	1,309,910
WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2026	AAA	800	325,552
Total					82,210,472

General Obligation 12.68%
Anchor Bay MI Sch Dist Sch
Bldg & Site	5.00%	5/1/2033	AA-	1,000	1,028,400
Argyle TX Indpt Sch Dist(10)	5.25%	8/15/2040	AAA	1,000	1,050,030
Baltimore Cnty MD Cons Pub Impt(c)	5.00%	2/1/2020	AAA	6,325	6,949,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Belding MI Area Sch(2)	5.00%	5/1/2026	AAA	$400	$401,564
Bessemer AL Sch Warrants(2)	5.60%	2/1/2030	Aaa	2,000	2,127,180
Birmingham MI City Sch Dist
Sch Bldg & Site(10)	5.00%	11/1/2033	AAA	1,000	1,040,360
Bremerton WA(2)	5.25%	12/1/2027	Aaa	1,440	1,507,032
CA St	5.00%	8/1/2018	A+	5,000	5,334,100
CA St Rep	5.25%	2/1/2029	A+	10,000	10,336,600
CA St Var Purp	5.00%	11/1/2027	A+	4,025	4,106,184
CA St Var Purp	5.00%	6/1/2032	A+	7,500	7,583,850
Caledonia MI Cmnty Schs CR(10)	5.25%	5/1/2022	AAA	1,025	1,090,897
Crowley TX Indpt Sch Dist Sch
Bldg PSF GTD	5.50%	8/1/2029	AAA	1,000	1,094,270
Dawson County GA Sales Tax(10)	5.00%	7/1/2015	AAA	2,390	2,626,108
Delaware Vly PA Regl Fin Auth
Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA	1,000	1,386,540
Fairfield OH City Sch Dist Sch Impt(9)	5.375%	12/1/2020	AAA	1,410	1,505,739
Foothill-De Anza CA Cmnty
College Dist Ser A(2)	4.50%	8/1/2031	AAA	1,800	1,748,970
Foothill-De Anza CA Cmnty
College Dist Cap Apprec(14)	Zero Coupon	8/1/2030	AAA	4,505	1,467,729
GA St Ser C	5.50%	7/1/2014	AAA	5,000	5,616,300
Grand Blanc MI Cmnty Schs
Sch Bldg & Site(10)	5.00%	5/1/2021	AAA	500	528,530
Grand Prairie TX Indpt Sch
Dist Sch Bldg Ser A PSF GTD	5.00%	2/15/2028	AAA	1,000	1,048,430
Grand Rapids MI Smartzone Loc
Dev Auth(2)	5.375%	6/1/2028	AAA	1,125	1,205,730
Hillsborough Cnty FL Sch Bd COP(14)	5.00%	7/1/2029	AAA	1,000	1,020,670
Jacksboro TX Indpt Sch Dist
Sch Bldg PSF GTD	5.125%	2/15/2031	AAA	1,000	1,049,270
Jefferson Cnty AL Sch Warrants(10)	5.50%	2/15/2020	AAA	1,000	1,044,940
King Cnty WA Pub Transn Sales Tax(14)	5.375%	6/1/2029	AAA	1,000	1,064,800
King Cnty WA Sch Dist No 405
Bellevue(9)	5.00%	12/1/2020	AAA	2,000	2,091,880
King Cnty WA Ser B	4.50%	1/1/2024	AAA	320	320,307
King Cnty WA Ser B(14)	5.00%	1/1/2030	AAA	1,000	1,011,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Mansfield TX Indpt Sch Dist
Unrefunded Bal PSF GTD	5.25%	2/15/2023	AAA	$145	$150,467
Mason Cnty MI Cent Sch Dist
Sch Bldg & Site Ser A(10)	5.00%	5/1/2024	AAA	1,070	1,127,245
MI Muni Bd Auth Rev Loc Govt
Ln Pg Ser A(2)	4.25%	5/1/2029	AAA	1,000	957,950
Mineral Wells TX Indpt Sch
Bldg PSF GTD	5.125%	2/15/2036	Aaa	1,000	1,043,430
New York City NY Ser E	5.00%	8/1/2019	AA	5,000	5,345,100
New York City NY Sub Ser C-1	5.00%	10/1/2026	AA	5,000	5,187,100
New York City NY Sub Ser I-1~(a)	5.00%	4/1/2025	AA	12,350	12,787,684
New York City NY Unrefunded Bal Ser A	6.00%	5/15/2030	AA	20	21,421
OR St Alternate Energy Pj Ser A AMT	5.10%	1/1/2017	AA	980	988,575
Pflugerville TX Indpt Sch
Dist PSF GTD	5.00%	8/15/2026	AAA	1,000	1,025,850
Port Seattle WA Ser B AMT	5.75%	12/1/2025	AAA	750	781,485
Powell OH(9)	5.50%	12/1/2032	AAA	1,280	1,383,693
Puerto Rico Comwlth Unrefunded Bal
Pub Impt Ser A	5.125%	7/1/2031	BBB-	745	743,480
Ramsey Cnty MN St Aid Str Ser C	5.00%	2/1/2024	AAA	500	522,510
Richland Cnty SC	5.375%	3/1/2030	AA	1,140	1,215,081
Richland Cnty SC	5.375%	3/1/2031	AA	1,195	1,272,556
Richland Cnty SC	5.375%	3/1/2032	AA	1,255	1,337,654
Richland Cnty SC	5.375%	3/1/2033	AA	1,320	1,405,668
Richmond VA(10)	5.50%	1/15/2018	AAA	500	535,850
Royal Oak MI Cap Impt Ser B(14)	4.375%	5/1/2026	AAA	660	648,127
Saginaw MI City Sch Dist Sch
Bldg & Site(10)	5.00%	5/1/2034	AAA	1,125	1,163,104
Skagit Cnty WA Pub Hosp Dist No 002(14)	5.25%	12/1/2026	Aaa	1,000	1,050,730
Socorro TX Indpt Sch Dist
Unrefunded Bal PSF GTD	6.00%	2/15/2015	AAA	35	35,082
TX St Ser B RIBs	8.009%	9/30/2011	Aa1	5,500	6,376,370
Washtenaw Cnty MI Multi Lake
Santn Swr Sys Sylvan Twp Wtr(14)	4.75%	5/1/2021	AAA	700	709,359
Wayne Cnty MI Bldg Auth Cap
Impt Ser A(14)	5.25%	6/1/2016	AAA	500	504,510
Webster TX Bal Cfts Oblig Ser A(10)	6.00%	3/1/2017	AAA	500	528,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Wood Cnty OH Pub Libr Impt(14)	5.875%	12/1/2022	Aaa	$1,000	$1,118,650
Total					118,354,738

Healthcare 16.75%
Abag Fin Auth For Nonprofit
Corp CA Rev Children’s Hosp & Resh A	5.00%	12/1/2037	A	2,700	2,630,988
Abag Fin Auth For Nonprofit
Corp CA Rev Children’s Hosp & Resh A	5.25%	12/1/2027	A	1,000	1,013,060
Abag Fin Auth for Nonprofit
Corp CA Woods Oblig COP(1)	6.20%	11/1/2029	CCC	1,000	1,000,230
Allegheny Cnty PA Hosp Dev Auth Rev
West PA Hlth Sys Ser A	5.00%	11/15/2028	BB	3,000	2,578,410
AZ Hlth Fac Auth Rev AZ
Hlthcare Pooled Fin C(9)	5.50%	6/1/2014	Aaa	1,130	1,249,136
Brazos Cnty TX Hlth Fac Dev
Franciscan Svcs Corp Oblig Grp	5.375%	1/1/2032	A-	1,615	1,632,700
Brevard Cnty FL Hlth Facs Auth
Hlthcare Facs Rev Hlth First Inc Pj	5.00%	4/1/2034	A	1,000	954,930
CA Hlth Facs Fin Auth Rev
Sutter Hlth Ser A~(a)	5.00%	11/15/2042	AA-	5,000	4,934,650
CA Statewide Cmntys Dev Auth Rev
Vly Care Hlth Sys Ser A	5.00%	7/15/2022	NR	1,000	918,460
CA Statewide Cmntys Dev Auth Rev
Vly Care Hlth Sys Ser A	5.125%	7/15/2031	NR	2,250	1,967,625
Camden Cnty NJ Impt Auth
Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB	1,000	876,480
Chatham Cnty GA Hosp Auth Rev
Hosp Impt Mem Hlth Univ A	5.50%	1/1/2034	Baa1	1,695	1,561,180
Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(13)(14)	5.00%	2/15/2015	AAA	1,600	1,652,416
Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(13)(14)	5.00%	2/15/2016	AAA	1,000	1,030,840
Delware Cnty IN Hosp Auth
Hosp Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa2	2,000	1,867,320
Delware Cnty IN Hosp Auth
Hosp Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa2	2,500	2,289,600
Denver CO Hlth & Hosp Auth
Hlthcare Rev Ser A	4.75%	12/1/2036	BBB	2,950	2,558,771
Duluth MN Econ Dev
Benedictine Hlth Sys St. Mary’s	5.25%	2/15/2028	A-	1,000	1,006,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
Duluth MN Econ Dev
Benedictine Hlth Sys St. Mary’s	5.25%	2/15/2033	A-	$1,035	$1,035,476
Erie Cnty OH Hosp Facs Rev
Firelands Regl Med Ctr Ser A	5.50%	8/15/2022	A	1,000	1,037,520
Fargo ND Hlth Sys Rev
Meritcare Oblig Grp A(14)	5.375%	6/1/2027	AAA	1,000	1,017,670
Hamilton Cnty OH Hosp Facs
Cincinnati Children’s Hosp J(9)	5.25%	5/15/2034	AAA	3,395	3,543,905
HI St Dept Bdgt & Fin Spl Purp
Linked Ctfs	6.40%	7/1/2013	BBB+	3,250	3,544,125
Hilsborough Cnty FL Indl Dev
Auth Hosp Rev Tampa Gen Hosp Pj~(a)	5.25%	10/1/2041	A3	5,000	4,801,300
IL Fin Auth Rev Northwestern
Mem Hosp Ser A	5.25%	8/15/2034	AA+	10,000	11,093,400
IN Hlth & Edl Fac Fin Auth
Rev Cmnty Fndtn Northwest Ind	5.50%	3/1/2037	BBB-	2,000	1,842,300
Jacksonville FL Hlth Facs
Auth Brooks Hlth Sys	5.25%	11/1/2038	A	9,500	9,314,370
Johnson City TN Hlth & Edl
Fac First Mtg Mtn Sts Hlth Ser A	5.50%	7/1/2036	BBB+	2,000	1,960,520
Kent Hosp Fin Auth MI Rev Met
Hosp Pj Ser A	6.00%	7/1/2035	BBB	2,500	2,520,950
Kerrville TX Hlth Facs Dev Corp Hosp Rev
Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-	6,875	6,298,346
Knox Cnty TN Hlth Edl & Hsg
Facs Baptist Hlth Sys East TN	6.375%	4/15/2022	Ba2	1,000	1,050,930
Knox Cnty TN Hlth Edl & Hsg
Facs Baptist Hlth Sys East TN	6.50%	4/15/2031	Ba2	1,500	1,568,475
KY Econ Dev Fin Auth Norton
Hlthcare Inc Ser A(14)	Zero Coupon	10/1/2025	AAA	3,690	1,547,106
LA Pub Facs Auth Rev Ochsner
Clinic Fndtn Pj Ser A	5.375%	5/15/2043	A3	4,245	4,149,445
Lauderdale Cnty & Florence AL
Hlthcare Rev Coffee Hlth Ser A(14)	6.00%	7/1/2029	AAA	1,000	1,077,000
Louisville & Jefferson Cnty
KY Metro Govt Hlth Sys Rev
Norton Hlthcare Inc~(a)	5.00%	10/1/2030	A-	10,000	9,504,000
Lubbock TX Hlth Facs Dev Corp
Rev Sears Plains Pj(11)	5.70%	1/20/2041	AAA	2,490	2,576,403
MI St Hosp Fin Auth Rev Henry
Ford Hlth Sys A	5.00%	11/15/2038	A1	1,000	958,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
MI St Hosp Fin Auth Rev
Marquette Gen Hosp Oblig Grp A	5.00%	5/15/2034	Baa1	$1,625	$1,474,785
MI St Hosp Fin Auth Rev
Trinity Hlth Ser A TCRS(2)	6.00%	12/1/2027	AAA	1,000	1,078,430
Minneapolis & St. Paul MN Hsg & Redev
Auth Hlthpartners Oblig Grp Pj	5.875%	12/1/2029	Baa1	2,100	2,140,194
MN Agric & Econ Dev Bd Rev
Unrefunded Bal Hlthcare Sys A(14)	5.50%	11/15/2017	AAA	45	46,256
MO St Hlth & Edl Facs Auth
Rev SSM Hlthcare Ser A ~(a)(2)	5.25%	6/1/2021	AAA	6,825	7,025,643
NH Hlth & Edl Facs Auth Rev	6.00%	10/1/2024	A+	250	267,195
NH Hlth & Edl Facs Auth Rev
Dartmouth-Hitchcock Oblig Grp(10)	5.50%	8/1/2027	AAA	3,500	3,798,095
NH Hlth & Edl Facs Auth Rev
Exeter Pj	5.75%	10/1/2031	A+	1,550	1,601,971
NH Hlth & Edl Facs Auth Rev
The Mem Hosp	5.25%	6/1/2036	Baa3	750	676,515
NH St Hlth & Ed Concord Hosp(10)	5.50%	10/1/2021	Aaa	710	765,330
OR St Hlth Hsg Ed &
Cultural Fac Auth Rev(2)	5.25%	11/15/2019	AAA	2,000	2,119,760
Orange Cnty FL Hlth Facs Auth
Hosp Orlando Regl Hlthcare B	4.75%	11/15/2036	A	1,000	933,070
Plymouth MN Hlth Fac Rev West
Hlth Pj Ser A(10)	6.125%	6/1/2024	AAA	2,990	3,025,641
Puerto Rico Indl Tourist Edl
& Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA	910	964,573
Puerto Rico Indl Tourist Edl
& Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	AA	1,000	1,053,330
Puerto Rico Indl Tourist Edl
& Med Envr Ctrl Fac
Hosp de la Conception A	6.50%	11/15/2020	AA	410	439,844
RI St Hlth & Edl Bldg Corp
Rev Roger Williams Rlty(7)	6.50%	8/1/2029	AA	1,240	1,298,999
Rochester MN Hlthcare Fac Rev(13)(14)	5.50%	11/15/2027	AAA	500	509,185
Rochester MN Hlthcare Fac Rev
Mayo Clinic~(a)	5.00%	11/15/2036	AA	11,000	10,949,400
Sarasota Cnty FL Pub Hosp Bd
Rev Sarasota Mem Hosp Ser B(14)	5.50%	7/1/2028	AAA	1,905	2,133,486
Skagit Cnty WA Pub Hosp Dist
No 1 Rev Skagit Vly Hosp	5.50%	12/1/2030	Baa2	750	727,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Healthcare (continued)
St. Cloud MN Hlthcare Rev Hosp
Oblig Grp Ser A(10)	6.25%	5/1/2018	Aaa		$3,320	$3,569,598
St. Paul MN Hsg & Redev Auth
Hlthcare Fac Rev Hlthpartners Oblig
Grp Pj~(a)	5.25%	5/15/2036	Baa1		2,000	1,911,880
Stillwater MN Hlthcare Rev
Hlth Sys Oblig Grp	5.00%	6/1/2035	A-		1,000	975,190
Tarrant Cnty TX Cultural Ed Facs Fin
Corp Rev TX Hlth Resources Sys Ser B	5.00%	11/15/2047	AA-		2,000	1,939,420
Vigo Cnty ID Hosp Auth Rev
Union Hosp Inc+	5.75%	9/1/2042	NR		3,000	2,702,580
Total						156,293,264

Housing 4.01%
Crow Wing Cnty MN Hsg Ser A GTD(14)	4.90%	1/1/2034	Aaa		490	499,932
Dakota Cnty MN Cnty Dev Agy Sing
Fam Mtg Rev Mtg Bkd Secs Pg Ser B AMT(6)(12)	5.15%	12/1/2038	AAA		497	499,054
Dakota Cnty MN Hsg & Redev
Auth Sing Fam Mtg Rev AMT(12)	5.85%	10/1/2030	AAA		37	37,339
Fairbault MN Hsg & Redev Auth
Govt Trails Edge Apts Ser A	5.25%	2/1/2028	Baa3		300	289,173
Gaithersburg MD Econ Dev Rev
Asbury MD Oblig Grp A~(a)	5.125%	1/1/2036	BBB-	(b)	5,300	4,727,229
ID Hsg Agy Sing Fam Mtg Ser F AMT(5)(7)	7.45%	7/1/2015	Aaa		50	50,191
KY Hsg Corp Hsg Rev Ser D AMT	5.25%	7/1/2022	AAA		500	507,015
LA Pub Facs Auth Rev Susla
Facs Inc Pj Ser A+	5.75%	7/1/2039	NR		2,195	2,070,500
LA St Citizens Ppty Corp
Assmt Rev Ser B(2)	5.00%	6/1/2016	AAA		2,700	2,869,290
Lee Cnty FL Hsg Fin Auth Sing
Fam Mtg Rev AMT(6)(12)	6.40%	3/1/2029	Aaa		220	225,159
MD St Cmnty Dev Admin Dept
Hsg & Cmnty Dev Ser B AMT	5.375%	9/1/2022	Aa2		4,160	4,196,234
MD St Econ Dev Corp Student
Hsg Rev Sr Towson Univ Pj Ser A	5.00%	7/1/2039	BBB-		500	449,055
Middlesex Cnty NJ Impt Auth Rev
Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		1,250	1,227,375
Minneapolis MN Hsg Rev Keeler
Apts Pj Ser A	5.00%	10/1/2037	NR		1,500	1,239,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing (continued)
Minneapolis MN Multi Fam Hsg
Rev Mtg East Village South(7)(11)	6.10%	7/20/2020	Aaa	$1,000	$1,040,090
Minneapolis St. Paul MN Hsg
Fin Rev Sing Fam Mtg Ser AB AMT(12)	6.25%	11/1/2030	AAA	120	125,118
Minneapolis St. Paul MN Hsg
Mtg Bkd City Living A4 AMT(6)(12)	5.00%	11/1/2038	AAA	993	945,365
MI St Hsg Dev Auth Ltd Oblig Multi Fam
Hsg Rev College Pg Deaconess Tower AMT(11)	5.20%	8/20/2038	Aaa	700	690,452
MI St Hsg Dev Auth Ltd Oblig Multi Fam
Hsg Rev College Pg Wiliams Pavilion AMT(11)	4.90%	4/20/2048	Aaa	1,000	936,770
MN St Hsg Fin Agy Rsdl Hsg
Fin G AMT	4.85%	7/1/2021	AA+	1,365	1,346,395
MN St Hsg Fin Agy Rsdl Hsg
Fin Ser B AMT	4.85%	7/1/2031	AA+	1,865	1,791,705
MN St Hsg Fin Agy Rsdl Hsg
Fin Ser F AMT	5.40%	7/1/2030	AA+	1,095	1,104,680
MN St Hsg Fin Agy Sing Fam
Mtg Ser E	5.90%	7/1/2025	AA+	125	125,616
MN St Hsg Fin Agy Sing Fam
Mtg Ser G-1 AMT	5.60%	7/1/2022	AA+	150	151,935
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Ser B-1 AMT(12)	6.25%	3/1/2031	AAA	100	103,505
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(12)	Zero Coupon	3/1/2029	AAA	320	99,050
NC Hsg Fin Agy Sing Fam Rev
Ser BB AMT	6.25%	3/1/2012	AA	315	315,995
New Orleans LA Fin Auth Mtg
Rev Ser B-2 AMT(12)	6.00%	12/1/2018	Aaa	115	115,511
OK Hsg Fin Agy Sing Fam Mtg Ser B-1(12)	5.30%	9/1/2026	Aaa	50	50,579
OK Hsg Fin Agy Sing Fam Rev
Cap Apprec Mtg Hmownr Ser B-1	Zero Coupon	3/1/2029	Aaa	1,150	363,216
OK Hsg Fin Agy Sing Fam Rev
Cap Apprec Mtg Hmownr Ser D-2 AMT(12)	Zero Coupon	9/1/2030	Aaa	805	193,788
OK Hsg Fin Agy Sing Fam Rev
Cap Apprec Ser D-1(12)	Zero Coupon	3/1/2029	Aaa	2,185	708,705
Pinellas Cnty FL Hsg Fin Auth
Multi Cnty Pg Ser B1 AMT(6)(12)	5.00%	3/1/2048	Aaa	1,100	1,045,979
Prince Georges Cnty MD Hsg
Sing Fam Ser A AMT(6)(12)	6.15%	8/1/2019	AAA	5	5,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Housing (continued)
St. Paul MN Hsg & Redev Auth
Multi Fam Hsg Marian Ctr Pj A	5.375%	5/1/2043	NR		$2,000	$1,652,060
St. Paul MN Hsg & Redev Auth
Multi Fam Hsg Rev Selby Grotto
Hsg Pj AMT(7)(11)	5.50%	9/20/2044	Aaa		750	755,040
TX St Dept Hsg & Cmnty Affairs
Sing Fam Mtg Rev Ser D AMT	4.95%	9/1/2028	AAA		950	928,311
VT Hsg Fin Agy Sing Fam Hsg
Ser 16-A AMT(10)	5.50%	11/1/2021	AAA		1,735	1,795,222
WV St Hsg Dev Fd Hsg Fin Ser B AMT	5.25%	11/1/2018	AAA		2,085	2,119,757
Total						37,396,909

Industrial 6.49%
Allegheny Cnty PA Indl Dev
Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-	(b)	1,000	942,500
Bayonne NJ Redev Agy Royal
Caribbean Pj Ser A AMT	5.375%	11/1/2035	BBB-		750	661,192
Brazos River Auth TX Pollutn Cntrl
Rev TXU Elec Co Pj Ser C AMT	5.75%#	5/1/2036	CCC		3,805	3,647,245
Cass Cnty TX Indl Dev Corp
Envr Impt Rev Ser A AMT	6.00%	9/1/2025	BBB		1,000	1,008,780
Clark Cnty NV Indl Dev Rev NV
Ser C AMT(2)	5.95%	12/1/2038	AAA		3,320	3,527,467
Escambia Cnty FL Env Impt Rev
Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	BBB		500	445,125
Georgetown Cnty SC Envr Intl
Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		3,000	2,558,400
IL Fin Auth Sports Fac Rev
Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR		1,550	1,486,140
IL Fin Auth Sports Fac Rev
Untd Sports Org of Barrington Ser A+	6.25%	10/1/2037	NR		2,000	1,889,240
Jacksonville FL Econ Dev Commn
Anheuser Busch Pj Ser B AMT	4.75%	3/1/2047	A		1,000	882,100
Jacksonville FL Econ Dev
Gerdau Ameristeel US Inc AMT	5.30%	5/1/2037	BB+		2,350	2,023,326
LA Loc Govt Envr Fac Cmnty Dev Auth Rev	6.75%	11/1/2032	BB+		5,000	4,971,950
Lee Cnty FL Ind Dev Auth
Bonita Springs Util Pj AMT(2)	5.125%	11/1/2019	AAA		750	782,587
Liberty NY Dev Corp Rev
Goldman Sachs Headquarters~(a)	5.25%	10/1/2035	AA-		14,984	15,749,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Industrial (continued)
Mission TX Econ Dev Corp Solid Wst
Disp Rev Allied Wst N.A. Inc Pj A AMT	5.20%	4/1/2018	B+	$3,500	$3,180,275
New York City NY Indl Dev Agy
Spl Fac Rev British Airways plc Pj AMT	5.25%	12/1/2032	BB+	765	644,436
NJ Econ Dev Auth Kapkowski Rd
Landfill Pj	6.50%	4/1/2028	Baa3	2,325	2,562,406
OH St Wtr Dev Auth Solid Wst Rev
Allied Wst N.A. Pj Ser A AMT	5.15%	7/15/2015	B+	1,000	942,140
Orange Cnty TX Nav & Port
Dist Indl Dev Rev North Star Steel TX Pj	6.375%	2/1/2017	A	2,400	2,406,360
RI St Econ Dev Providence
Place Mall(15)	6.125%	7/1/2020	AA	550	588,748
Richmond Cnty GA Dev Auth Envr Impt
Rev International Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	1,500	1,279,200
Rockdale Cnty GA Dev Auth Rev
Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR	1,000	953,240
Texas City TX Indl Dev Corp
Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	AA+	5,500	7,038,790
Tob Sttlmnt Auth WA Tob
Sttlmnt Asset Bk	6.50%	6/1/2026	BBB	395	411,365
Total					60,582,884

Lease 1.56%
AZ St Ser A COP(14)	5.00%	11/1/2020	AAA	200	207,698
Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(14)	5.75%	12/1/2018	Aaa	555	568,858
Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(14)	5.75%	12/1/2019	Aaa	315	322,866
Charlotte NC Govt Fac Pj Ser G COP	5.375%	6/1/2026	AA+	2,250	2,385,563
Gulf Coast Wst Disp Auth TX Swr & Solid
Wst Disp Rev Anheuser Busch Pj AMT	5.90%	4/1/2036	A	1,505	1,568,902
Harris Cnty Houston TX Sports
Auth Rev Sr Lien Ser G(14)	5.25%	11/15/2021	AAA	1,000	1,046,480
Henrico Cnty VA Econ Dev Auth
Pub Fac Lease Rev Jail Pj	6.125%	11/1/2019	AA+	1,000	1,071,760
Lancaster Edl Assistance Sch
Dist Lancaster Cnty Pj	5.00%	12/1/2029	A3	1,755	1,650,349
MI St Hse Reps Cap Apprec COP(2)	Zero Coupon	8/15/2024	AAA	3,565	1,642,289
Olmsted Cnty MN Hsg & Redev	5.00%	2/1/2023	AAA	275	286,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Lease (continued)
Spartanburg Cnty SC Sch Dist
McCarthy Teszler Pj(17)	5.00%	3/1/2022	AAA	$1,000	$1,030,240
St. Paul MN Port Auth Lease
Rev Office Bldg	5.00%	12/1/2022	AA+	1,000	1,041,870
St. Paul MN Port Auth Lease
Rev Office Bldg	5.25%	12/1/2027	AA+	1,000	1,045,190
St. Paul MN Port Auth Lease
Rev Regions Hosp Pkg Ramp Pj Ser 1	5.00%	8/1/2036	NR	750	632,797
Total					14,500,961

Miscellaneous 7.07%
Bellevue WA Convtn Ctr Auth
Spl Oblig Rev(14)	Zero Coupon	2/1/2024	AAA	1,400	659,288
Bemidji MN Lease Rev MN St
Bureau Crim Appreh(14)	5.80%	12/1/2021	Aaa	460	470,943
George L Smith II GA World
Congress Ctr Auth Rev AMT(14)	5.75%	7/1/2015	AAA	1,500	1,582,935
George L Smith II GA World
Congress Ctr Rev AMT(14)	5.50%	7/1/2020	AAA	700	733,215
Jacksonville FL Excise Taxes
Ser C AMT(14)	5.25%	10/1/2020	AAA	1,000	1,049,890
LA Loc Govt Env Fac Cmnty Dev Auth
Rev Pkg Fac Corp Garage Pj Ser A(2)	5.375%	10/1/2026	AAA	1,500	1,560,870
Larimer Cnty CO Sales & Use
Tax Rev Fairgrounds & Events(14)	5.00%	12/15/2019	AAA	750	785,400
MA St Wtr Pollutn Abatement
Tr Pool Pg Ser 9~(a)	5.25%	8/1/2033	AAA	9,000	9,772,605
Mashantucket Western Pequot
Tribe CT 2006 Ser A Sub Spl Rev Bd+	5.50%	9/1/2036	Baa3	1,000	917,870
Maverick Cnty TX Pub Fac Corp
Pj Ser A-1	6.375%	2/1/2029	NR	2,580	2,416,944
Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A(9)	6.497%#	4/1/2014	AAA	4,800	4,791,264
Miami-Dade Cnty FL Spl Oblig
Sub Ser A(14)	Zero Coupon	10/1/2024	AAA	3,000	1,239,150
Middlesex Cnty NJ Impt Auth
Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR	1,700	1,638,409
MN St Ret Sys Bldg Rev	6.00%	6/1/2030	AAA	250	266,213
NY St Dorm Auth Rev St Supp Debt
Unrefunded Bal Fashion Inst(10)	5.50%	7/1/2030	AAA	285	299,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Miscellaneous (continued)
Orange Cnty FL Sales Tax Rev Ser B(9)	5.125%	1/1/2032	AAA	$1,425	$1,470,201
Osceola Cnty Tourist Dev Tax
Rev Ser A(9)	5.00%	10/1/2032	AAA	1,400	1,428,294
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR	825	826,180
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR	900	876,267
Portland OR Urb Ren & Redev
Downtown Wtrfront Ser A(2)	5.50%	6/15/2020	Aaa	650	688,551
Portland OR Urb Ren & Redev
Downtown Wtrfront Ser A(2)	5.75%	6/15/2019	Aaa	1,500	1,599,540
Puerto Rico Pub Bldgs Auth Rev
Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-	1,000	1,110,490
Puerto Rico Pub Impt Bldgs
Govt Facs Ser I GTD	5.25%	7/1/2033	BBB-	6,250	6,206,562
Salt Verde Fin Corp Sr Gas Rev AZ	5.25%	12/1/2023	AA	1,000	1,034,950
Seminole Tribe FL Spl Oblig
Rev Ser A+	5.75%	10/1/2022	BBB	1,000	1,000,640
Seneca Nation Indians Cap
Impts Auth NY Spl Oblig Ser A+	5.00%	12/1/2023	BB	1,000	903,310
Seneca Nation Indians Cap
Impts Auth NY Spl Oblig Ser A+	5.25%	12/1/2016	BB	500	490,340
Spokane WA Pub Fac Dist Hotel
Motel & Sales Use Tax(14)	5.75%	12/1/2028	AAA	1,000	1,110,670
St. John Baptist Parish LA Rev Marathon
Oil Corp Ser A~(a)	5.125%	6/1/2037	BBB+	10,500	10,091,235
Sweetwater Cnty WY Solid Wst
Disp Rev FMC Corp Pj AMT	5.60%	12/1/2035	BBB	5,000	4,730,400
Tampa FL Sports Auth Rev
Tampa Bay Arena Pj(14)	6.00%	10/1/2015	AAA	450	499,757
West Palm Beach FL Cmnty
Northwood-Pleasant Cmnty Redev	5.00%	3/1/2029	A	575	546,854
Willacy Cnty TX Loc Govt Corp
Rev Pj Ser A-2	6.00%	9/1/2010	NR	1,250	1,269,162
Valparaiso IN Econ Dev
Rev Valparaiso Family YMCA	5.875%	12/1/2027	NR	1,000	966,380
Valparaiso IN Econ Dev
Rev Valparaiso Family YMCA	6.125%	12/1/2042	NR	1,000	959,040
Total					65,993,314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Nursing Home 4.72%
Alachua Cnty FL Indl Dev
Rev North FL Ret Village	5.875%	11/15/2036	NR	$5,000	$4,651,000
AZ Hlth Facs Auth Hlthcare
Beautitudes Campus Pj	5.20%	10/1/2037	NR	3,000	2,468,940
CO Hlth Facs Auth Hlth & Resdl Care Fac
Volunteers of America Care A	5.30%	7/1/2037	NR	1,000	857,270
CT St Dev Auth Hlth Fac Rev
Alzeimers Res Ctr Pj	5.40%	8/15/2021	NR	880	828,951
East Lansing MI Econ Dev Ltd Oblig Rev
1st Mtg Burcham Hills Ser B-1	5.25%	7/1/2037	NR	775	650,318
HFDC Cent TX Inc Ret Fac Rev Ser A	5.75%	11/1/2036	NR	2,700	2,371,059
Howard Cnty MD Ret Cmnty Rev
Vantage House Fac Ser A	5.25%	4/1/2033	NR	1,000	870,320
Huntsville-Redstone Vlg AL
Spl Care Facs Fin Redstone Vlg Pj	5.50%	1/1/2028	NR	1,500	1,363,050
Huntsville-Redstone Vlg AL
Spl Care Facs Fin Redstone Vlg Pj	5.50%	1/1/2043	NR	1,500	1,303,020
IL Fin Auth Rev Monarch
Landing Inc Fac Ser A	7.00%	12/1/2027	NR	1,000	1,002,030
IL Fin Auth Rev Monarch
Landing Inc Fac Ser A	7.00%	12/1/2037	NR	1,500	1,483,200
IL Fin Auth Rev Montgomery
Place Pj Ser A	5.75%	5/15/2038	NR	2,000	1,799,720
IL Fin Auth Rev Sedgebrook
Inc Fac Ser A	6.00%	11/15/2037	NR	1,250	1,161,775
IL Fin Auth Rev Sedgebrook
Inc Fac Ser A	6.00%	11/15/2042	NR	1,250	1,149,637
Lancaster Cnty PA Hosp Auth Rev
Brethen Vlg Pj Ser A(c)	6.25%	7/1/2026	NR	2,250	2,237,805
Lexington VA Indl Dev Auth Resdl Care
Fac Rev Mtg Kendal at Lexington Ser A	5.375%	1/1/2028	NR	1,500	1,354,515
Manhattan KS Hlthcare Fac Rev
Meadowlark Hills Ret Ser B	5.125%	5/15/2037	NR	1,000	825,210
Marion Cnty FL Hosp Dist Rev
Ref & Impt Hlth Sys Munroe Regl Med Ctr	5.00%	10/1/2029	A2	1,000	993,370
Med Ctr Hosp Auth GA Rev
Spring Harbor Green Isl Pj	5.25%	7/1/2037	NR	1,000	854,180
Nassau Cnty NY Indl Dev Agy Continuing
Care Ret Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR	2,150	2,128,414
NJ Econ Dev Auth Rev First
Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	1,440	1,285,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Nursing Home (continued)
NJ Econ Dev Auth Rev First
Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	$1,000	$862,300
Orange Cnty FL Hlth Facs Auth
1st Mtg Orlando Lutheran Tower	5.50%	7/1/2038	NR	1,250	1,070,425
Sarasota Cnty FL Hlth Fac
Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	1,000	908,160
Sarasota Cnty FL Hlth Fac
Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	1,100	980,408
St. Louis Cnty MO Indl Dev Auth
Sr Living Facs St. Andrews Res Ser A	6.375%	12/1/2041	NR	1,000	978,870
Tarrant Cnty TX Cultural Ed Facs
Buckner Ret Svcs Inc Pj	5.25%	11/15/2037	A-	3,000	2,844,150
WA St Hlthcare Facs Auth Rev
Unrefund Bal Providence Hlth A(9)	5.00%	10/1/2036	AAA	1,460	1,490,996
WA St Hsg Fin Commn Nonprofit
Skyline at First Hill Pj Ser A	5.625%	1/1/2038	NR	3,650	3,239,521
Total					44,013,929

Power 2.26%
Brazos River Auth TX Pollutn
Ctrl Rev TXU Energy College Pj AMT	5.00%	3/1/2041	Caa1	5,875	4,279,820
Chaska MN Elec Rev Generating
Facs Ser A	5.00%	10/1/2030	A3	500	499,285
Emerald Coast FL Utils Auth Rev Sys(9)	5.25%	1/1/2036	AAA	1,000	1,052,620
Grant Cnty WA Pub Util Dist
No 2 Pr Rap Hydro 2nd Ser B AMT(14)	5.375%	1/1/2018	AAA	300	310,419
MA St Dev Fin Agy Solid Wst Disp Rev
Dominion Energy Brayton Point AMT	5.00%#	2/1/2036	A-	2,200	2,088,680
MI St Strategic Fd Ltd Oblig(2)	7.00%	5/1/2021	AAA	500	641,120
MI St Strategic Fd Ltd Oblig
Rev Detroit Fd Ser BB(14)	7.00%	7/15/2008	AAA	350	357,161
MN St Muni Pwr Agy Elec Rev	5.00%	10/1/2035	A3	2,000	1,979,120
Puerto Rico Elec Pwr Auth Rev
Ser DD(10)	4.50%	7/1/2019	AAA	95	96,115
Sacramento CA Muni Util Dist Ser T(9)	5.00%	5/15/2030	AAA	5,000	5,164,700
SC St Pub Svc(10)	5.25%	1/1/2019	AAA	950	1,014,932
TN Energy Acq Corp Gas Rev
Ser A	5.00%	9/1/2013	AA-	2,500	2,579,325
Western MN Muni Pwr Agy Ser A(14)	5.00%	1/1/2026	Aaa	400	414,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Power (continued)
Western MN Muni Pwr Agy Pj Ser A(2)	5.50%	1/1/2016	Aaa	$565	$597,985
Total					21,075,922

Pre-Refunded 21.99%
Adrian MI City Sch Dist(10)	5.00%	5/1/2034	AAA	1,500	1,636,380
Anchor Bay MI Sch Dist Sch
Bldg & Site Ser I(9)	6.00%	5/1/2023	AAA	1,100	1,142,647
Athens OH City Sch Dist Fac
Constr & Impt(10)	6.00%	12/1/2024	AAA	500	544,875
Bloomingdale MI Pub Sch Dist No 16	5.50%	5/1/2021	AA-	450	482,675
Bloomington MN Indpt Sch Dist
No 271 Ser A(10)	5.125%	2/1/2024	Aaa	1,000	1,066,280
Boise City ID Lease Rev Urban
Renewal ADA Cnty Courts(2)	6.25%	8/15/2019	AAA	7,385	7,831,645
CA Edl Facs Auth Rev USC Ser A	5.00%	10/1/2033	AA+	5,000	5,418,350
CA St	5.25%	4/1/2034	A+	5,000	5,536,750
Canton OH Sch Dist Var Purp Ser A(14)	5.625%	12/1/2023	AAA	2,900	3,103,725
Chaska MN Elec Rev Ser A	6.00%	10/1/2025	A3	250	268,220
Chicago IL Spl Transn Rev~(a)(2)	5.25%	1/1/2031	AAA	12,500	13,228,062
Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(14)	5.25%	9/1/2021	Aaa	1,025	1,113,376
CO Hlth Fac Auth Rev
Portercare Adventis Hlth	6.625%	11/15/2026	A2	2,000	2,254,580
Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(14)	Zero Coupon	8/1/2015	AAA	920	575,635
DE St Econ Dev Auth Rev DE
Tech Pk Univ DE Pj(2)	6.00%	2/1/2021	AAA	900	960,858
DE Transn Auth Transn Sys Rev Sr	6.00%	7/1/2020	AA+	6,215	6,643,959
Ernest N Morial New Orleans LA Exhibit
Hall Auth Spl Tax Sr Sub Ser A~(a)(2)	5.25%	7/15/2028	AAA	10,000	10,911,550
Fayette Cnty GA Pub Fac Auth
Rev Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	3,500	3,767,890
FL St Bd of Ed Cap Pub Ed
Outlay Ser A	5.25%	6/1/2024	AAA	1,250	1,323,175
FL St Bd of Pub Ed Cap Outlay Pub Ed Ser E	5.625%	6/1/2025	AAA	1,000	1,067,180
Glendale AZ Ind Dev Auth
Midwestern Univ Ser A	5.75%	5/15/2021	AAA	1,000	1,091,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Glendale AZ Ind Dev Auth
Midwestern Univ Ser A	5.875%	5/15/2031	AAA	$1,000	$1,094,950
Greenville Cnty SC Sch Dist
Installment Pur Rev BEST	5.50%	12/1/2028	AA-	4,000	4,441,240
Greenville MI Pub Sch(10)	6.00%	5/1/2025	AAA	1,000	1,038,770
Gregory Portland TX Indpt Sch
Dist PSF GTD	5.50%	8/15/2020	AAA	1,075	1,139,812
Harris Cnty TX Hlth Fac Dev
St. Lukes Episcopal Hosp Ser A COP	5.375%	2/15/2026	AAA	1,000	1,074,340
Harris Cnty TX Hlth Facs Dev Corp
Rev Mem Hermann Hlthcare Ser A	6.375%	6/1/2029	A	4,250	4,708,787
Hartland MI Cons Sch Dist(9)	6.00%	5/1/2021	AAA	1,950	2,076,711
Highlands Cnty FL Facs Auth Rev
Hosp Adventist Hlth Sys D	5.875%	11/15/2029	A1	2,000	2,248,620
Highlands Cnty FL Facs Auth Rev
Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A1	4,755	5,247,903
Houston TX Arpt Sys Rev Sub
Lien Ser B(10)	5.50%	7/1/2030	AAA	1,000	1,057,610
Jackson OH Hosp Fac Rev Cons
Hlth Sys Jackson Hosp(15)	6.125%	10/1/2023	AA	680	721,500
Kalamazoo MI Hosp Fin Auth
Hosp Fac Rev ETM RIBs(9)	5.808%	6/1/2011	AAA	2,000	2,033,200
Kaleva Norman ETC MI Sch Dist
Bldg & Site(9)	6.00%	5/1/2025	Aaa	600	623,262
Katy TX Indpt Sch Dist Ltd
Tax PSF GTD	6.125%	2/15/2032	AAA	1,000	1,034,060
Lake Orion MI Cmnty Sch Dist Ser A(9)	6.00%	5/1/2017	AAA	1,335	1,421,134
Marion OH City Sch Dist Sch
Fac Constr & Impt(10)	5.625%	12/1/2022	AAA	500	539,700
MD St Hlth & Higher Edl Facs
Auth Rev North Arundel Hosp	6.50%	7/1/2026	A3	1,000	1,090,180
MD St Hlth & Higher Edl Facs
Catholic Hlth Initiative Ser A	6.00%	12/1/2024	AA	100	106,954
MD St Hlth & Higher Edl Facs
Univ MD Med Sys	6.75%	7/1/2030	A3	1,950	2,137,453
Mesa AZ Indl Dev Auth
Discovery Hlth Sys Ser A(14)	5.75%	1/1/2025	AAA	750	795,150
MI St COP(2)	Zero Coupon	6/1/2022	AAA	2,000	1,059,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Miami-Dade Cnty FL Edl Facs
Auth Rev Ser A(2)	6.00%	4/1/2023	AAA	$2,000	$2,142,780
Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev(9)	6.375%	7/1/2029	AAA	1,000	1,086,450
Milledgeville-Baldwin Cnty GA
Fndtn GA St College & St Univ	6.00%	9/1/2033	AAA	3,000	3,463,740
Minneapolis & St. Paul MN Met
Commn Arpt Rev Sub Ser C(9)	5.25%	1/1/2026	AAA	2,000	2,118,420
Minneapolis MN Spl Sch Dist
No 001 COP	5.75%	2/1/2017	AAA	1,120	1,122,330
Morris MN Indpt Sch Dist No
769 Bldg(14)	5.00%	2/1/2028	AAA	1,000	1,071,570
MS Hosp Equip & Fac Forrest
Cnty Auth Gen Hosp Pj(10)	6.00%	1/1/2030	Aaa	615	670,086
Muskegon Heights MI Wtr Sys Ser A(14)	5.625%	11/1/2020	Aaa	300	320,493
New York City NY Ser A	6.00%	5/15/2030	AAA	2,155	2,318,888
NM St Hosp Equip Ln Council
Presbyterian Hlthcare Ser A	5.50%	8/1/2025	AA-	2,000	2,169,900
NY St Dorm Auth Rev St Supp Debt
Fashion Inst Tech(10)	5.50%	7/1/2030	AAA	115	122,834
Ocean Shores WA Wtr & Swr(10)	5.50%	12/1/2021	Aaa	1,000	1,075,020
Orange Cnty FL Hlth Facs Auth
Rev Hosp Orlando Regl Hlthcare	5.75%	12/1/2027	A2	1,000	1,108,240
Orange Cnty FL Hlth Facs Auth
Rev Hosp Orlando Regl Hlthcare	5.75%	12/1/2032	A2	1,000	1,108,240
Orange Cnty FL Tourist Dev
Sub Tax Rev ETM(2)	6.00%	10/1/2016	AAA	710	715,133
Orange Cnty FL Tourist Dev
Sub Tax Rev Sr Lien(2)	5.125%	10/1/2025	AAA	1,445	1,550,283
Pearland TX Indpt Sch Dist PSF GTD	5.125%	2/15/2022	AAA	1,000	1,023,190
Pequot Lakes MN Indpt Sch
Dist No 186(9)	5.25%	2/1/2022	AAA	1,550	1,656,997
Philadelphia PA Sch Dist Ser A(10)	5.75%	2/1/2030	AAA	1,200	1,290,360
Phoenix AZ Civic Impt Corp(9)	6.00%	7/1/2024	AAA	2,400	2,589,072
Port Seattle WA Spl Fac Rev
Ser C AMT(14)	6.00%	9/1/2029	AAA	915	972,956
Port Tacoma WA Ser A(2)	5.25%	12/1/2034	AAA	2,000	2,227,340
Potterville MI Pub Sch(10)	6.00%	5/1/2029	AAA	1,000	1,038,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Pre-Refunded (continued)
Providence RI Redev Agy
Pub Safety & Muni Bldgs Ser A(2)	5.75%	4/1/2029	Aaa		$415	$442,025
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B	6.50%	7/1/2027	BBB+		2,000	2,180,360
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C	6.00%	7/1/2029	AAA		1,880	2,030,475
Puerto Rico Comwlth Pub Impt~(a)(14)	5.75%	7/1/2026	AAA		8,000	8,477,840
Puerto Rico Elec Pwr Auth Pwr
Rev Refunded Bal Ser NN	5.125%	7/1/2029	AAA		1,185	1,294,056
RI St Econ Dev Corp Arpt Rev Ser B(9)	6.00%	7/1/2020	AAA		1,210	1,305,324
RI St Econ Dev Corp Arpt Rev Ser B(9)	6.00%	7/1/2028	AAA		1,200	1,294,536
RI St Hlth & Edl Bldg Corp
Rev Hosp Fin Lifespan Oblig Grp	6.50%	8/15/2032	A-		1,000	1,137,710
Robbinsdale MN Hsg Dev Sr Hsg
Pj Ser B(9)	5.75%	1/1/2023	Aaa		250	262,797
Rochester MN Elec Util Rev TCRS(2)	5.25%	12/1/2030	AAA		1,000	1,059,900
SC Jobs Econ Dev Auth Hosp Facs
Rev Palmetto Alliance A	7.375%	12/15/2021	BBB+	(b)	2,000	2,269,440
SC Jobs Econ Dev Auth Hosp
Facs Rev Palmetto Hlth C	6.375%	8/1/2034	BBB+		2,020	2,319,485
South Lyon MI Cmnty Schs(10)	5.50%	5/1/2023	AAA		1,425	1,501,736
South Washington Cnty MN
Indpt Sch Dist No 833 Ser A(14)	5.50%	2/1/2018	AAA		5,065	5,301,080
South Washington Cnty MN
Indpt Sch Dist No 833 Ser A(14)	5.50%	2/1/2019	AAA		2,990	3,129,364
Sullivan Cnty TN Hlth Ed Hosp
& Hsg Facs Bd Rev Wellmont Hlth	6.25%	9/1/2022	NR		1,250	1,412,325
Sullivan Cnty TN Hlth Ed Hosp
& Hsg Facs Bd Rev Wellmont Hlth	6.25%	9/1/2022	BBB+	(b)	750	847,395
Tampa Bay Wtr FL Util Sys Rev(9)	6.00%	10/1/2024	AAA		3,000	3,294,930
Tulsa OK Ind Auth Rev Univ of
Tulsa Ser A(14)	5.375%	10/1/2020	Aaa		3,170	3,359,724
Tyler TX Hlth Fac Dev Corp
Hosp Rev Mother Frances Hosp	6.00%	7/1/2027	Baa1		1,500	1,667,130
United Indpt Sch Dist TX PSF GTD	5.125%	8/15/2026	AAA		1,000	1,037,540
Univ Central AR Rev Hsg Sys(10)	6.50%	1/1/2031	AAA		2,425	2,629,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Univ MA Bldg Auth Facs Rev
Sen Comwlth Ser 4-A(14)	5.125%	11/1/2034	AAA	$5,000	$5,524,400
Univ MN Ser A	5.75%	7/1/2018	Aaa	250	293,515
Univ WA Univ Revs Student Facs Fee(10)	5.50%	6/1/2019	AAA	810	862,666
Upper Trinity Regl Wtr Dist
TX Wtr Rev Sys Ser 4(9)	6.00%	8/1/2026	AAA	3,025	3,241,983
VA St Pub Bldg Auth Pub Facs
Rev Ser A	5.75%	8/1/2020	AA+	600	639,042
Vancouver WA Ltd Tax(2)	5.50%	12/1/2025	AAA	1,000	1,066,800
WA St Higher Ed Facs Auth Rev
Gonzaga Univ Pj(14)	4.75%	4/1/2022	AAA	1,000	1,004,350
WA St Higher Ed Facs Auth Rev
Gonzaga Univ Pj(14)	5.125%	4/1/2034	AAA	1,000	1,103,730
Warren MI Cons Sch Dist Sch
Bldg & Site(9)	5.00%	5/1/2027	AAA	1,000	1,081,840
Webster TX Ctfs Oblig Ser A(10)	6.00%	3/1/2017	AAA	940	996,842
Western WA Univ Rev Student Rec Fee(14)	5.00%	5/1/2033	AAA	20	21,409
WV St Ser D(9)	6.50%	11/1/2026	AAA	2,000	2,465,980
Total					205,179,895

Resource Recovery 1.74%
Fort Wayne IN Pollutn Ctrl Rev
Ref Gen Mtrs Corp Pj	6.20%	10/15/2025	B-	2,585	2,498,351
Gulf Coast Wst Disp Auth TX
Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	2,800	2,629,312
Madre Met Dist No 2 CO Ltd
Tax Conv Unltd Tax Ser A	5.50%	12/1/2036	NR	1,000	812,870
MI St Strategic Fd Solid Wst Disp Rev
Ltd Oblig Wst Mgmt AMT	4.50%	12/1/2013	BBB	1,000	972,400
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,245	1,249,109
PA Econ Dev Fing Auth Exempt
Facs Rev Reliant Energy B AMT	6.75%#	12/1/2036	B2	4,000	4,080,760
Sabine River Auth TX Pollutn
Ctrl Rev TXU Energy Co Pj Ser A	5.80%#	7/1/2022	CCC	1,000	908,730
Sullivan Cnty TN Hlth Edl &
Hsg Facs Bd Hosp Rev Wellmont Hlth Sys
Pj Ser C~(a)	5.25%	9/1/2036	BBB+	3,000	2,834,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Resource Recovery (continued)
Wyandotte Cnty KS Sch Dist
No 204 Bonner Springs Ser A(10)	5.60%	9/1/2020	Aaa	$235	$248,820
Total					16,234,812

Sales Tax 0.65%
Massachusetts Bay Transn Auth MA
Sales Tax Rev Sr Ser B	5.25%	7/1/2017	AAA	5,000	5,598,550
Southwestern IL Dev Auth Rev
Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	500	457,815
Total					6,056,365

Special Tax 1.64%
Annawan IL Tax Inc Rev
Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	1,000	946,250
Apple Vly CA Redev Agy Tax
Allocation Veda Pj Area	4.75%	6/1/2037	BBB+	1,000	915,690
Branson Hills Infrastr Facs
Cmnty Impt Dist MO Spl Ser A	5.50%	4/1/2027	NR	1,430	1,272,657
Branson Hills Infrastr Facs
Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR	965	879,472
CA St Unrefunded Bal	5.25%	4/1/2034	A+	5	5,182
Clark Cnty NV Impt Dist Spl
Loc Imp 128 Summerlin Ser A	5.05%	2/1/2031	NR	1,035	865,467
Crosscreek Cmnty Dev Dist FL
Spl Assmt Rev A	5.60%	5/1/2039	NR	750	627,150
Crosscreek Cmnty Dev Dist FL
Spl Assmt Rev B	5.50%	5/1/2017	NR	1,490	1,348,033
Gramercy Farms Cmnty Dev Dist
FL Spl Assmt Ser A-1	5.25%	5/1/2039	NR	2,445	1,935,095
Lakeside Landings Cmnty Dev
Dist FL Spl Assmt Ser A	5.50%	5/1/2038	NR	675	553,291
Legends Bay Cmnty Dev Dist FL
Cap Impt Rev Ser B	5.50%	5/1/2014	NR	955	888,179
Millsboro DE Spl Oblig
Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	2,100	1,865,052
Salida CA Area Pub Fac Fin
Agy Cmnty Fac Dist Spl Tax 1998-1(10)	5.25%	9/1/2028	AAA	355	363,126
San Juan Cnty NM Tax/Motor
Ref & Impt(13)(14)	5.25%	5/15/2022	AAA	390	413,408
Stone Canyon Cmnty Impt Dist
MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,000	919,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
Virgin Islands Pub Fin Auth
Rev Gross Rcpts Taxes Ln Nts(9)	5.00%	10/1/2025	AAA	$1,500	$1,530,765
Total					15,328,157

Tobacco 4.33%
Badger Tob Assmt
Securitization Corp WI	6.375%	6/1/2032	BBB	270	277,951
Buckeye OH Tob Sttlmnt Fing Auth
Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BBB	3,090	2,933,646
Buckeye OH Tob Sttlmnt Fing Auth
Asset Bkd Sr Turbo Ser A-2~(a)	5.875%	6/1/2047	BBB	4,876	4,656,361
Childrens Tr Fd Puerto Rico
Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	825	803,542
Golden St Tob Securitization Corp CA Tob
Sttlmnt Rev Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BBB	10,000	8,657,200
Golden St Tob Securitization Corp CA
Tob Sttlmnt Rev Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BBB	4,700	3,952,324
Golden St Tob Securitization Corp CA
Tob Sttlmnt Rev Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB	8,500	7,938,150
Golden St Tob Securitization Corp CA Tob
Sttlmnt Rev Asset Bkd Sr Ser A-1~(a)	5.75%	6/1/2047	BBB	4,000	3,735,600
Tob Sttlmnt Fing Corp NJ Ser 1A	5.00%	6/1/2041	BBB	9,000	7,472,826
Total					40,427,600

Toll Roads 1.23%
NY St Twy Auth Hwy & Brdg Tr
Fd Ser B	5.00%	4/1/2022	AA	5,000	5,358,100
Puerto Rico Comwlth Hwy & Transn Auth
Hwy Rev Ser CC(10)	5.25%	7/1/2033	AAA	5,000	5,524,900
Santa Rosa Bay Bridge Auth FL
Rev Cap Apprec	Zero Coupon	7/1/2017	B2	1,200	618,792
Total					11,501,792

Transportation 6.12%
Alliance Arpt Auth Inc TX Spl Fac Rev
American Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+	4,500	3,573,045
Alliance Arpt Auth Inc TX Spl
Facs Rev Fedex Corp Pj AMT	4.85%	4/1/2021	BBB	3,000	2,858,610
Billings MT Arpt Rev AMT(14)	6.10%	7/1/2016	AAA	190	203,049
Billings MT Arpt Rev AMT(14)	6.20%	7/1/2020	AAA	2,775	2,959,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
Central Puget Sound WA Regl
Transit Auth Sales Tax & Motor(9)	5.25%	2/1/2021	AAA	$1,750	$1,935,202
Dallas-Fort Worth TX Intl
Arpt American Airlines Inc AMT	6.375%	5/1/2035	CCC+	2,600	2,370,732
Dallas-Fort Worth TX Intl
Arpt Fac Impt Corp Rev Sub Ser A-1 AMT	8.50%#	5/1/2029	CCC+	650	652,769
Dallas-Fort Worth TX Intl
Arpt Impt Jnt Ser B AMT(10)	5.00%	11/1/2035	AAA	1,330	1,296,737
Denver CO City & Cnty Spl Facs
Arpt Rev United Airlines Pj A AMT	5.75%	10/1/2032	B	2,000	1,827,840
Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(9)	5.50%	7/1/2012	AAA	1,610	1,709,868
MI St Trunk Line(9)	5.00%	11/1/2021	AAA	2,000	2,130,520
Miami-Dade Cnty FL Aviation
Miami Intl Arpt Hub Ser B(14)	4.50%	10/1/2031	AAA	1,000	954,970
Miami-Dade Cnty FL Aviation
Rev Miami Intl Arpt Ser A AMT(17)	5.00%	10/1/2037	AAA	2,000	1,942,580
New York City NY Indl Dev Agy
Terminal One Grp Assoc Pj AMT	5.50%#	1/1/2024	A3	5,500	5,672,040
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	1,215	1,046,164
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B	4,800	4,679,184
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,635	1,567,474
OR St Dept Transn Hwy User Tax Rev
Sr Lien Ser C	5.00%	11/15/2018	AAA	5,000	5,489,500
PA St Tpk Commn Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA	5,000	5,324,150
Port Seattle WA Spl Fac Rev
Unrefunded Bal Ser C AMT(14)	6.00%	9/1/2029	AAA	1,085	1,121,782
San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(10)	6.125%	1/1/2027	AAA	495	506,058
St. Paul MN Port Auth Lease
Rev Office Bldg at Robnert St 3-11	5.00%	12/1/2027	AA+	1,000	1,035,090
St. Paul MN Port Auth Ltd Tax
Brownfields Redev 2	5.00%	3/1/2037	AA+	895	928,912
TX St Transn Commn Rev First Tier	5.00%	4/1/2022	AAA	5,000	5,342,950
Total					57,129,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer 5.42%
Brazos River Auth TX Wtr Rev
Supply Sys Ser A AMT(14)	5.00%	2/15/2028	AAA	$1,000	$1,008,080
Detroit MI Wtr Supply Sys Sr
Lien Ser A~(a)(10)	5.00%	7/1/2034	AAA	10,000	10,324,300
Detroit MI Wtr Supply Sys Sr
Lien Ser A(14)	5.00%	7/1/2034	AAA	1,000	1,020,190
El Paso TX Wtr & Swr Rev Impt Ser A(10)	5.25%	3/1/2027	AAA	1,000	1,041,950
Gautier MI Util Dist Util Sys Rev(9)	5.125%	3/1/2019	Aaa	425	443,955
Grand Forks ND Wtr Rev Ser D(14)	5.375%	9/1/2020	Aaa	1,150	1,205,418
Grand Rapids MI Santn Swr Sys
Rev Ref & Impt Ser A(9)	4.75%	1/1/2028	AAA	1,050	1,054,799
Grand Rapids MI Water Supply(9)	5.00%	1/1/2035	AAA	500	515,270
Iowa City IA Swr Rev(10)	5.375%	7/1/2020	Aaa	620	639,400
KS St Dev Fin Auth Rev Pub
Wtr Supply Revolving Ln 2	4.75%	4/1/2018	Aa1	1,180	1,182,808
Lansing MI Bd Wtr & Lt Wtr
Supply Steam & Elec Util Sys(10)	5.00%	7/1/2022	AAA	1,865	1,954,259
Melbourne FL Wtr & Swr Rev
Ref & Impt Ser A(9)	5.00%	10/1/2032	AAA	1,000	1,022,780
MI Muni Bd Auth Rev Drinking
Wtr St Revolving Fd	5.00%	10/1/2024	AAA	1,000	1,042,300
Miami Beach FL Wtr & Swr Rev(2)	5.25%	9/1/2020	AAA	1,000	1,055,740
Miami Beach FL Wtr & Swr Rev(2)	5.50%	9/1/2027	AAA	1,000	1,063,360
Midlothian TX Wtr Dist(10)	Zero Coupon	9/1/2022	AAA	2,000	1,007,920
OR St Bd Bk Rev OR Econ Cmnty
Dev Dept Ser A(14)	5.50%	1/1/2017	AAA	280	286,135
Pierce Cnty WA Swr Rev(2)	5.00%	8/1/2021	AAA	1,100	1,135,530
Pima Cnty AZ Indl Dev Auth Wtr & Wst Wtr
Rev Global Wtr Resh LLC Pj AMT	6.55%	12/1/2037	NR	3,000	2,904,390
Raleigh NC Comb Entrprse	5.00%	3/1/2031	AAA	11,980	12,428,771
Rockingham NC COP(2)	5.00%	4/1/2020	AAA	1,205	1,268,937
San Antonio TX Wtr Rev Sys(10)	5.00%	5/15/2028	AAA	1,000	1,026,330
SD Conservancy Dist(2)	5.00%	8/1/2022	Aaa	2,700	2,786,292
SD Conservancy Dist Rev Clean
Wtr St Revolving Fd(2)	5.00%	8/1/2022	Aaa	500	514,470
UT Wtr Fin Agy Rev Pooled Ln Fin Pg(2)	5.125%	7/1/2023	Aaa	1,000	1,042,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer (continued)
WV St Wtr Dev Auth Rev Loan
Pg III Ser A AMT(2)	6.25%	7/1/2030	AAA	$1,470	$1,575,855
Total					50,552,149
Total Municipal Bonds (cost $992,734,430)					1,002,832,204

	Shares
	(000)
SHORT-TERM INVESTMENTS 0.19%

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus	1,770	1,769,829
SSgA Tax Free Money Market Fund	6	5,923
Total Short-Term Investments (cost $1,775,752)		1,775,752
Total Investments in Securities 107.66% (cost $994,510,182)		1,004,607,956
Liabilities in Excess of Cash and Other Assets(d)(7.66%)		(71,485,675)
Net Assets 100.00%		$933,122,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND December 31, 2007

Open futures contracts at December 31, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	March 2008	246	Short	$(28,628,250)	$352,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 112.93%

Education 5.47%
Abag Fin Auth For Nonprofit
Corp CA Rev Sch of Mech Arts	5.25%	10/1/2026	A3	$500	$517,300
CA Edl Facs Auth Rev College
& Univ Fing Pg	5.00%	2/1/2037	Baa3	1,000	906,360
CA Edl Facs Auth Rev Univ La
Verne Ser A	5.00%	6/1/2035	Baa2	1,000	936,290
CA Edl Facs Auth Rev Univ of
San Diego(2)	5.00%	10/1/2028	Aaa	1,250	1,280,288
CA Muni Fin Auth Ed Rev
American Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BBB-	1,000	908,340
CA St Unrefunded Bal	5.125%	6/1/2027	A+	5	5,099
CA Statewide Cmnty Dev Auth
Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	1,300	1,210,937
CA Statewide Cmntys Dev Auth Edl Facs Rev
Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR	500	445,080
CA Statewide Cmntys Dev Auth Edl Facs Rev
Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR	1,225	1,067,918
CA Statewide Cmntys Dev Auth
Rev Windrush Sch	5.50%	7/1/2037	NR	1,250	1,200,725
San Ysidro CA Sch Dist Cap
Apprec Election 1997 Ser D(9)	Zero Coupon	8/1/2028	AAA	1,000	356,240
Total					8,834,577

General Obligation 32.45%
Antelope Vly CA Unif High Sch(14)	5.00%	8/1/2022	AAA	2,080	2,179,778
Barstow CA Unif Sch Dist Ser A(9)	5.00%	8/1/2026	Aaa	2,500	2,578,175
CA St	4.75%	9/1/2030	A+	1,775	1,750,647
CA St	5.00%	8/1/2019	A+	2,000	2,119,640
CA St~(a)	5.00%	9/1/2028	A+	12,000	12,193,200
CA St~(a)(2)	5.00%	4/1/2031	AAA	10,000	10,937,500
CA St Previous Veterans Ser BJ AMT	5.70%	12/1/2032	AA-	640	642,701
CA St Purp	5.25%	11/1/2027	A+	520	542,734

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
CA St Various Purp	5.00%	11/1/2027	A+	$2,200	$2,244,374
Capistrano CA Unif Sch Dist
Fac Impt Dist No 001 Ser A(9)	6.00%	8/1/2024	AAA	2,500	2,696,600
Foothill-De Anza CA Cmnty
College Dist Ser A(2)	4.50%	8/1/2031	AAA	1,800	1,748,970
Huntington Beach CA Unif High
Sch Dist Election 2004(9)	5.00%	8/1/2035	AAA	1,000	1,030,660
Mojave CA Unif Sch Dist Sch
Facs Impt Dist No 001(9)	5.00%	8/1/2024	AAA	1,060	1,096,718
Mojave CA Unif Sch Dist Sch
Facs Impt Dist No 001(9)	5.25%	8/1/2022	AAA	1,230	1,302,619
Oak Vly CA Hosp Dist Election 2004(9)	5.00%	7/1/2033	Aaa	500	514,465
Oxnard CA Unif High Sch Dist Ser A(14)	6.00%	2/1/2020	AAA	650	711,457
Oxnard CA Unif High Sch Dist Ser A(14)	6.20%	8/1/2030	AAA	3,000	3,232,770
Pittsburg CA Redev Agy Los
Medanos Cmnty Dev Pj(2)	Zero Coupon	8/1/2026	AAA	3,500	1,431,885
Pomona CA Unif Sch Dist(14)	6.15%	8/1/2030	AAA	1,000	1,194,010
Pomona CA Unif Sch Dist Ser A(14)	6.55%	8/1/2029	AAA	1,000	1,283,280
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-	995	1,003,010
Riverside CA Cmnty College
Dist Unrefunded Bal Ser A(14)	5.50%	8/1/2029	AAA	15	16,453
Total					52,451,646

Healthcare 18.65%
Abag Fin Auth For Nonprofit Corps CA Rev
Ref Childrens Hosp & Res A	5.00%	12/1/2037	A	1,800	1,753,992
Abag Fin Auth For Nonprofit Corps CA Rev
Ref Childrens Hosp & Res A	5.25%	12/1/2027	A	1,000	1,013,060
CA Hlth Facs Fin Auth Rev CA
NV Methodist	5.00%	7/1/2036	A+	1,000	983,580
CA Hlth Facs Fin Auth Rev
Cedars Sinai Med Ctr	5.00%	11/15/2034	A2	1,000	985,400
CA Hlth Facs Fin Auth Rev
Sutter Hlth Ser A~(a)	5.00%	11/15/2042	AA-	6,000	5,921,580

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2007

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Healthcare (continued)
CA Infrastr & Econ Dev Bk Rev
Kaiser Hosp Ser A	5.50%	8/1/2031	A		$1,300	$1,319,864
CA Infrastr & Econ Dev Bk Rev
Kaiser Hosp Ser B	5.55%	8/1/2031	A+		650	661,485
CA Infrastr & Econ Dev Bk Rev
Scripps Res Instl Ser A	5.75%	7/1/2030	Aa3		1,500	1,528,830
CA Muni Fin Auth Ctfs Cmnty
Hosps Central CA	5.25%	2/1/2037	Baa2		1,000	903,690
CA Statewide Cmntys Dev Auth Rev CA
Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1		1,000	1,006,950
CA Statewide Cmntys Dev Auth Rev
Daughters of Charity Hlth	5.25%	7/1/2035	BBB+		1,675	1,568,755
CA Statewide Cmntys Dev Auth Rev Front
Porch Cmntys & Svcs A+	5.125%	4/1/2037	BBB		2,000	1,816,000
CA Statewide Cmntys Dev Auth
Rev Kaiser Permanente Ser A~(a)	5.00%	4/1/2031	A+		6,400	6,312,960
CA Statewide Cmntys Dev Auth Rev
Vly Care Hlth Sys Ser A	5.125%	7/15/2031	NR		1,500	1,311,750
Rancho Mirage CA Jt Pwrs Fing Auth
Rev Eisenhower Med Ctr Ser A	5.00%	7/1/2021	A3		1,000	1,032,810
Sierra View Loc Hlthcare Dist CA	5.25%	7/1/2032	A	(b)	1,000	979,230
Torrance CA Hosp Rev Torrance
Mem Med Ctr Ser A	5.50%	6/1/2031	A+		500	513,135
Torrance CA Hosp Rev Torrance
Mem Med Ctr Ser A	6.00%	6/1/2022	A+		500	531,965
Total						30,145,036

Housing 0.56%
CA Statewide Cmntys Dev Auth Ref
CHF Irvine LLC UCI East	5.00%	5/15/2038	Baa2		1,000	908,760

Industrial 8.64%
CA St Enterprise Auth Sew Fac Rev
Anheuser-Busch Pj AMT	5.30%	9/1/2047	A		1,000	975,660
Golden St Tob Securitization Corp CA Tob
Sttlmnt Rev Enhanced Asset Bkd Ser A~(a)(9)	5.00%	6/1/2035	AAA		10,000	10,092,000
Tob Securitization Auth Lease North CA
Tob Sttlmnt Rev Asset Bkd Bds Ser A 1	5.375%	6/1/2038	BBB		1,000	885,180
Virgin Islands Pub Fin Auth
Refinery Facs Rev AMT	4.70%	7/1/2022	BBB		2,250	2,013,682
Total						13,966,522

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Lease 7.60%
CA St Pub Wk Bd Lease Rev
Dept Gen Svcs Teale Data(2)	5.25%	3/1/2020	AAA	$1,000	$1,060,370
CA State Pub Wks Bd Lease Rev
Dept Forestry & Fire Ser E	5.00%	11/1/2024	A	2,050	2,086,510
Palm Springs CA Fin Auth
Convention Ctr Pj Ser A(14)	5.50%	11/1/2035	AAA	1,000	1,079,040
Puerto Rico Comwlth Infrastr
Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	999,870
San Buenaventura CA Ser C COP(2)	5.25%	2/1/2031	AAA	2,575	2,681,631
Santa Ana CA Unif Sch Dist
Fin Pj COP(10)	Zero Coupon	4/1/2019	AAA	2,295	1,414,753
Turlock CA Hlth Fac Rev
Emanuel Med Ctr Ser B COP	5.50%	10/15/2037	BBB+	2,000	1,942,800
Westlands CA Wtr Dist Rev Ser B COP(2)	5.00%	9/1/2037	AAA	1,000	1,017,570
Total					12,282,544

Miscellaneous 0.93%
Fontana CA Pub Fin Auth Tax
North Fontana Redev Pj Ser A(2)	5.50%	9/1/2032	AAA	1,000	1,079,740
Oakland CA Jt Pwrs Fin Auth
Reassmt Rev	5.50%	9/2/2024	A-	405	419,677
Total					1,499,417

Power 0.44%
Shasta CA Jt Pwrs Fin Auth
Cnty Admin Bldg Pj Ser A(14)	5.25%	4/1/2023	AAA	675	714,501

Pre-Refunded 16.28%
CA Edl Facs Auth Rev
Pepperdine Univ	5.75%	9/15/2030	NR	2,000	2,058,000
CA Edl Facs Auth Rev Pooled
College/Univ Ser C ETM	6.50%	6/1/2020	Baa3	3,000	3,238,680
CA Edl Facs Auth Rev Scripps
College	5.25%	8/1/2026	A1	1,145	1,227,669
CSUCI Fin Auth Rev CA East
Campus Cmnty Ser A(14)	5.25%	9/1/2026	AAA	4,000	4,297,960
El Monte CA City Sch Dist Ser A(10)	6.25%	5/1/2025	AAA	1,230	1,326,211

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
El Monte CA Wtr Auth Rev Wtr Sys Pj(2)	5.60%	9/1/2029	AAA	$2,000	$2,168,780
Fremont CA Unif High Sch Dist
Santa Clara Cnty Ser B(9)	5.25%	9/1/2025	AAA	1,000	1,057,040
Los Angeles CA Unif Sch Dist Ser A(10)	5.00%	7/1/2022	AAA	1,500	1,631,055
MSR Pub Pwr Agy CA San Juan
Pj Rev Ser D ETM(14)	6.75%	7/1/2020	AAA	840	990,049
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(14)	5.00%	7/1/2032	AAA	1,500	1,630,260
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	812,115
Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)	5.00%	12/1/2020	AAA	2,000	2,123,280
Santa Cruz CA City Elem Sch
Dist Ser B(9)	6.00%	8/1/2029	AAA	2,500	2,665,800
Southwestern Cmnty College Dist CA(2)	5.375%	8/1/2025	AAA	1,000	1,086,070
Total					26,312,969

Resource Recovery 3.15%
CA Pollutn Ctrl Fin Auth
Solid Wst Disp Rev Mgmt Inc Pj Ser B AMT	5.00%	7/1/2027	BBB	1,000	923,780
CA Pollutn Ctrl Fin Auth
Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB	1,000	985,580
CA Pollutn Ctrl Fin Auth Rev
Pacific Gas/Elec Ser A AMT(14)	5.35%	12/1/2016	AAA	2,000	2,108,220
CA St	5.25%	2/1/2019	A+	1,000	1,069,610
Total					5,087,190

Sales Tax 1.58%
Los Angeles Cnty CA Met Trans
Auth Sales Tax Rev Sr Ser A(10)	4.50%	7/1/2030	AAA	1,000	983,320
San Francisco CA Bay Area
Rapid Trans Dist Sales Tax Rev Ser A(14)	5.00%	7/1/2024	AAA	1,500	1,575,465
Total					2,558,785

Special Tax 5.65%
Apple Vly CA Redev Agy Tax
Alloc Veda Pj Area	4.75%	6/1/2037	BBB+	1,500	1,373,535
Jurupa CA Cmnty Svcs Dist Spl Tax
Cmnty Facs Dist 18 Eastvale A	5.00%	9/1/2036	NR	1,710	1,440,418
Los Angeles Cnty CA Pub Wks Fin Auth
Los Angeles Regl Pk Open Space(10)	5.25%	10/1/2018	AAA	1,000	1,129,680

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2007

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Special Tax (continued)
Redding CA Redev Agy Tax
Alloc Shastec Redev Pj	5.00%	9/1/2029	BBB+		$600	$582,198
RNR Sch Fin Auth CA Spl Tax
Cmnty Fac Dist No 92-1 Ser A(2)	5.625%	9/1/2030	AAA		3,985	4,289,693
South Orange Cnty CA Pub Fin Auth Spl Tax Rev
Ladera Ranch Ser A(2)	4.625%	8/15/2026	AAA		310	307,883
Total						9,123,407

Tobacco 3.09%
Golden St Tob Securitization Corp CA Tob
Sttlmnt Rev Asset Bkd Sr Ser A-1~(a)	5.75%	6/1/2047	BBB		1,400	1,307,460
Golden St Tob Securitization
Corp CA Tob Sttlmnt Rev Asset
Bkd Sr Ser A-1	5.125%	6/1/2047	BBB		1,000	840,920
Golden St Tob Securitization
Corp CA Tob Sttlmnt Rev Asset
Bkd Sr Ser A-1	5.75%	6/1/2047	BBB		2,500	2,334,750
Silicon Vly Tob Securitization Auth CA
Cap Apprec Turbo Santa Clara A	Zero Coupon	6/1/2036	BBB	(b)	3,500	509,495
Total						4,992,625

Transportation 4.49%
Bay Area Govt Assn CA Rev
Bart SFO Extn Arpt Premium A(2)	5.00%	8/1/2026	AAA		2,000	2,066,740
Fresno CA Arpt Rev Ser A(10)	5.50%	7/1/2030	AAA		1,500	1,592,880
Puerto Rico Comwlth Hwy & Transn
Auth Hwy Rev Ser CC(10)	5.25%	7/1/2033	AAA		1,000	1,104,980
San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(10)	6.125%	1/1/2027	AAA		490	500,947
San Francisco CA City & Cnty
Commn Intl Arpt Rev AMT(10)	5.75%	1/1/2014	AAA		500	510,935
San Jose CA Arpt Rev Ser A AMT(2)	5.00%	3/1/2037	AAA		1,500	1,483,995
Total						7,260,477

Water/Sewer 3.95%
Imperial CA Ref Wtr Fac COP(9)	5.00%	10/15/2020	AAA		3,250	3,392,188
Los Angeles CA Wtr & Pwr Rev
Pwr Sys Sub Ser A-1(10)	5.00%	7/1/2015	AAA		1,000	1,101,560

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer (continued)
San Luis Opispo Cnty CA Ser A(14)	5.375%	8/1/2030	AAA	$1,800	$1,886,436
Total					6,380,184
Total Municipal Bonds (cost $180,782,394)					182,518,640

	Shares
	(000)
SHORT-TERM INVESTMENT 0.43%

Money Market Mutual Fund
Dreyfus General CA Municipal Money Market Fund Class A (cost $700,701)	701	700,701
Total Investments in Securities 113.36% (cost $181,483,095)		183,219,341
Liabilities in Excess of Cash and Other Assets(d) (13.36%)		(21,599,624)
Net Assets 100.00%		$161,619,717

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND December 31, 2007

Open futures contracts at December 31, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	March 2008	70	Short	$(8,146,250)	$113,240

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)

CONNECTICUT TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 105.74%

Education 15.72%
CT St Higher Edl Ln Auth Rev
Ref Sr Fam Ed Ln Pg Ser A AMT(14)	4.80%	11/15/2022	Aaa	$2,160	$2,169,180
CT St Hlth & Edl Facs Auth
Rev Chase Collegiate Sch Ser A(15)	4.00%	7/1/2019	AA	100	92,166
CT St Hlth & Edl Facs Auth
Rev Chase Collegiate Sch Ser A(15)	5.00%	7/1/2027	AA	100	99,630
CT St Hlth & Edl Facs Auth
Rev CT College Ser E(14)	5.25%	7/1/2022	AAA	400	425,076
CT St Hlth & Edl Facs Auth
Rev CT College Ser G(14)	4.50%	7/1/2037	AAA	695	680,544
CT St Hlth & Edl Facs Auth
Rev Greenwich Academy Ser E(10)	5.25%	3/1/2032	AAA	1,000	1,122,850
CT St Hlth & Edl Facs Auth
Rev Gunnery Sch(15)	5.35%	7/1/2031	AA	695	696,307
CT St Hlth & Edl Facs Auth
Rev Loomis Chaffee Sch Ser F(2)	4.00%	7/1/2022	Aaa	95	93,357
CT St Hlth & Edl Facs Auth
Rev Norwich Free Academy Ser A(2)	5.00%	7/1/2034	AAA	1,250	1,291,238
CT St Hlth & Edl Facs Auth
Rev Quinnepiac Univ Ser H(2)	5.00%	7/1/2036	AAA	2,250	2,339,933
CT St Hlth & Edl Facs Auth
Rev Quinnipiac Univ Ser I(14)	5.00%	7/1/2026	AAA	3,000	3,157,470
CT St Hlth & Edl Facs Auth
Rev Quinnipiac Univ Ser I(14)	5.00%	7/1/2027	AAA	1,000	1,050,900
CT St Hlth & Edl Facs Auth
Rev Renbrook Sch Ser A(2)	5.00%	7/1/2030	AAA	465	484,623
CT St Hlth & Edl Facs Auth
Rev Renbrook Sch Ser A(2)	5.00%	7/1/2037	AAA	725	753,884
CT St Hlth & Edl Facs Auth
Rev Sacrd Hrt Ser C	6.50%	7/1/2016	BBB	255	256,561
CT St Hlth & Edl Facs Auth
Rev Trinity College Ser J(14)	4.25%	7/1/2031	AAA	1,000	954,200
CT St Hlth & Edl Facs Auth
Rev Univ Hartford Ser E(15)	5.25%	7/1/2032	AA	2,900	2,880,222
Univ CT Ser A	5.00%	4/1/2018	AA	1,580	1,731,664
Total					20,279,805

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation 16.70%
Bridgeport CT Ser C(9)	4.75%	8/15/2021	AAA	$1,000	$1,016,540
CT St Ser B(~)(a)	4.75%	5/1/2022	AA	2,000	2,091,020
CT St Ser B(~)(a)	4.75%	5/1/2023	AA	2,000	2,091,020
CT St Ser B(~)(a)	4.75%	5/1/2024	AA	2,000	2,091,020
CT St Ser B(~)(a)	5.00%	5/1/2025	AA	4,000	4,182,040
Hartford CT Ser A(2)	5.00%	8/15/2024	AAA	1,470	1,575,384
Montville CT	6.70%	6/15/2009	Aa3	550	578,440
Montville CT	6.70%	6/15/2010	Aa3	575	622,277
New Haven CT(2)	5.00%	11/1/2020	AAA	2,000	2,161,280
New Haven CT Unrefunded Bal Ser B(9)	5.00%	11/1/2019	AAA	560	592,234
Northern Mariana Islands
Comwlth Ser A	5.00%	6/1/2030	NR	2,500	2,183,750
Puerto Rico Comwlth Pub Impt
Bal Pub Impt	Zero Coupon	7/1/2018	BBB-	2,035	1,281,093
Puerto Rico Comwlth Unrefunded
Bal Pub Impt(10)	5.125%	7/1/2030	AAA	945	969,712
Redding CT	6.60%	4/15/2010	Aa1	100	107,735
Total					21,543,545

Healthcare 12.79%
CT St Dev Auth Hlth Fac Rev
Alzheimers Res Ctr CT Inc Pj	5.50%	8/15/2027	NR	1,380	1,253,688
CT St Dev Auth Rev Duncaster Inc Pj(15)	5.125%	8/1/2022	AA	235	237,275
CT St Hlth & Edl Facs Auth
Rev Bridgeport Hosp Ser A(14)	6.625%	7/1/2018	AAA	1,250	1,253,563
CT St Hlth & Edl Facs Auth
Rev Bristol Hosp Ser B(15)	5.50%	7/1/2021	AA	1,000	1,032,380
CT St Hlth & Edl Facs Auth
Rev Catholic Hlth East Ser F(14)	5.625%	11/15/2020	AAA	325	341,292
CT St Hlth & Edl Facs Auth
Rev Child Care Pg Ser C(2)	5.625%	7/1/2029	AAA	970	1,020,304
CT St Hlth & Edl Facs Auth
Rev Child Care Pg Ser F(3)	5.00%	7/1/2031	AAA	1,750	1,808,695
CT St Hlth & Edl Facs Auth
Rev CT College Ser E(14)	5.00%	7/1/2032	AAA	1,050	1,077,342
CT St Hlth & Edl Facs Auth
Rev Hosp for Spl Care Ser C(15)	5.25%	7/1/2037	AA	1,345	1,327,111

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
CT St Hlth & Edl Facs Auth
Rev Waterbury Hosp Issue Ser C(15)	5.75%	7/1/2029	AA	$650	$669,383
CT St Hlth & Edl Facs Auth
Rev William W Backus Hosp Ser G(10)	5.00%	7/1/2035	AAA	1,000	1,040,530
CT St Hlth & Edl Facs Auth
Rev Yale New Haven Hosp Ser J-1(2)	5.00%	7/1/2024	AAA	1,715	1,808,382
CT St Hlth & Edl Facs Auth
Rev Yale New Haven Hosp Ser J-1(2)	5.00%	7/1/2031	AAA	3,500	3,624,880
Total					16,494,825

Housing 5.89%
CT St Hsg Fin Auth Hsg Mtg
Fin Pg Sub Ser A-1 AMT	4.875%	11/15/2036	AAA	1,000	944,510
CT St Hsg Fin Auth Hsg Mtg
Fin Ser F AMT(2)	4.90%	11/15/2035	AAA	1,000	953,220
CT St Hsg Fin Auth Mtg Fin
Sub Ser D-2 AMT	4.85%	11/15/2036	AAA	5,510	5,183,918
CT St Hsg Fin Auth Spl Oblig
Grp Home Mtg(2)	5.85%	6/15/2030	AAA	500	516,600
Total					7,598,248

Industrial 1.78%
CT St Dev Auth Govt Lease Rev(14)	6.60%	6/15/2014	AAA	500	501,415
Virgin Islands Pub Fin Auth Refinery
Facs Rev Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,000	1,789,940
Total					2,291,355

Lease 0.77%
Puerto Rico Comwlth Infrastr Fing Auth
Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	1,000	996,800

Miscellaneous 1.59%
CT St Hlth & Edl Facs Auth
Rev Trinity College Ser H(14)	4.75%	7/1/2023	AAA	1,030	1,055,420
Puerto Rico Pub Impt Bldgs
Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2036	BBB-	1,000	1,002,770
Total					2,058,190

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Power 4.42%
CT St Dev Auth Solid Wst Disp Facs Rev
PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1	$1,500	$1,515,570
CT St Muni Elec Energy Co-Op
Pwr Supply Sys Rev Ser A(2)	5.00%	1/1/2022	Aaa	1,650	1,764,576
Puerto Rico Elec Pwr Auth Pwr
Rev Ser TT	5.00%	7/1/2037	A3	1,500	1,459,410
Virgin Islands Wtr & Pwr Auth
Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	1,000	957,370
Total					5,696,926

Pre-Refunded 26.33%
Bridgeport CT Ser C(9)	5.00%	8/15/2020	AAA	500	531,700
CT St Hlth & Edl Facs Auth
Rev CT St Univ Sys Ser E(9)	5.00%	11/1/2033	AAA	750	809,535
CT St Hlth & Edl Facs Auth
Rev Fairfield Univ Ser I(14)	5.25%	7/1/2019	AAA	600	625,644
CT St Hlth & Edl Facs Auth
Rev Fairfield Univ Ser I(14)	5.50%	7/1/2029	AAA	1,235	1,292,267
CT St Hlth & Edl Facs Auth
Rev Loomis Chaffee Sch Ser D	5.25%	7/1/2031	A2	2,750	2,964,198
CT St Hlth & Edl Facs Auth
Rev Miss Porters Sch Ser A	5.75%	7/1/2029	A1	3,200	3,359,008
CT St Hlth & Edl Facs Auth
Rev Trinity College Ser G(2)	5.00%	7/1/2021	AAA	1,000	1,070,370
CT St Hlth & Edl Facs Auth
Rev Univ CT Fndtn Ser A	5.375%	7/1/2029	AA-	215	219,145
CT St Ser A	5.625%	4/15/2020	Aa3	1,000	1,065,140
CT St Ser A	6.00%	4/15/2015	AA	1,000	1,073,330
CT St Ser B	5.60%	6/15/2020	Aa3	250	264,798
CT St Spl Tax Oblig Rev
Transn Infrastr Ser A~(a)(10)	5.375%	7/1/2019	AAA	1,000	1,087,360
New Haven CT ETM Ser C(14)	5.00%	11/1/2021	AAA	10	11,144
New Haven CT Ser A(2)	5.00%	11/1/2021	AAA	30	31,419
New Haven CT Unrefunded Bal Ser A(2)	5.00%	11/1/2021	AAA	970	1,043,487
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D(10)	5.00%	7/1/2032	AAA	410	440,824
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,080,350
Puerto Rico Comwlth Pub Impt Ser A(9)	5.00%	7/1/2032	AAA	2,000	2,150,360

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Puerto Rico Elec Pwr Auth Pwr Rev
Ser HH(10)	5.25%	7/1/2029	AAA	$1,000	$1,062,170
Puerto Rico Elec Pwr Auth Pwr Rev
Ser II(10)	5.125%	7/1/2026	AAA	1,925	2,096,421
Puerto Rico Elec Pwr Auth Pwr Rev
Ser II	5.25%	7/1/2031	A3	1,000	1,093,360
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(14)	5.00%	7/1/2032	AAA	1,500	1,630,260
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	812,115
South Central CT Regl Wtr
Auth Wtr Sys Rev 16th Ser(2)	5.375%	8/1/2025	AAA	1,000	1,066,380
South Central CT Regl Wtr
Auth Wtr Sys Rev 16th Ser(2)	5.375%	8/1/2030	AAA	1,000	1,066,380
Univ CT Rev Student Fee Ser A(9)	5.75%	11/15/2020	AAA	205	221,941
Univ CT Rev Student Fee Ser A	6.00%	11/15/2021	AA-	390	424,882
Univ CT Rev Student Fee Ser A(9)	6.00%	11/15/2025	AAA	500	544,720
Univ CT Ser A(9)	5.625%	3/1/2020	AAA	1,000	1,062,720
Waterbury CT Ser A Ser A(10)	5.00%	4/1/2019	AAA	1,250	1,338,013
Waterbury CT Ser A Ser A(10)	5.125%	4/1/2022	AAA	2,250	2,419,493
Total					33,958,934

Resource Recovery 1.00%
Naugatuck CT Incineration
Facs Pj Ser A AMT COP(2)	5.00%	6/15/2022	Aaa	250	257,010
Stamford CT Wtr Pollutn Ctrl
Sys & Fac Rev Ser A	5.00%	11/15/2032	AA+	1,000	1,032,750
Total					1,289,760

Sales Tax 0.80%
Puerto Rico Sales Tax Fing
Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	1,000	1,027,990

Special Tax 3.07%
CT St Spl Tax Oblig Rev
Transn Infrastr Ser A(2)	5.00%	8/1/2023	AAA	1,500	1,609,665
Georgetown Spl Taxing Dist CT Ser A	5.125%	10/1/2036	NR	1,000	819,780
Virgin Islands Pub Fin Auth
Gross Rcpts Taxes(9)	5.00%	10/1/2025	AAA	1,500	1,530,765
Total					3,960,210

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Tobacco 0.48%
Childrens Tr Fd Puerto Rico
Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	$635	$618,483

Toll Roads 0.47%
Puerto Rico Comwlth Hwy &
Transn Rev Unrefunded Bal Ser D(10)	5.00%	7/1/2032	AAA	590	603,316

Transportation 4.95%
CT St Spl Tax Oblig Rev Transn
Infrastr Ser A~(a)(10)	5.00%	7/1/2021	AAA	4,500	4,700,767
CT St Spl Tax Oblig Rev Transn
Infrastr Ser A~(a)(10)	5.375%	7/1/2020	AAA	1,570	1,683,158
Total					6,383,925

Water/Sewer 8.98%
CT St Dev Auth Wtr Fac Rev
Aquarion Wtr Co of CT Pj AMT(17)	4.70%	7/1/2036	AAA	2,000	1,849,860
CT St Dev Auth Wtr Fac Rev
Aquarion Wtr Co of CT Pj AMT(17)	5.00%	7/1/2038	AAA	3,700	3,598,435
CT St Dev Auth Wtr Fac Rev
Bridgeport AMT TCRS(2)	6.15%	4/1/2035	AAA	500	510,610
CT St Dev Auth Wtr Fac Rev CT
Wtr Pj Ser A AMT(9)	5.00%	10/1/2040	AAA	500	485,840
CT St Revolving Fd Ser A	5.00%	7/1/2021	AAA	1,350	1,450,413
CT St Revolving Fd Ser A	5.00%	7/1/2022	AAA	2,000	2,139,820
South Central CT Regl Wtr
Auth Wtr Sys Rev 20th Ser(14)	5.00%	8/1/2035	AAA	1,500	1,551,540
Total					11,586,518
Total Municipal Bonds (cost $134,485,272)					136,388,830

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND December 31, 2007

	Shares
Investments	(000)	Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus CT Municipal Cash Management (cost $8,286)	8	$8,286
Total Investments in Securities 105.74% (cost $134,493,558)		136,397,116
Liabilities in Excess of Cash and Other Assets(d) (5.74%)		(7,408,659)
Net Assets 100.00%		$128,988,457

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(concluded)

CONNECTICUT TAX FREE FUND December 31, 2007

Open futures contracts at December 31, 2007:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2008	173	Short	$(20,132,875)	$154,349

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)

HAWAII TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 103.86%

Education 4.93%
HI St Dept Bdgt & Fin Spl
Purp Rev Chaminade Univ Honolulu(15)	4.75%	1/1/2036	AA	$1,000	$927,980
HI St Dept Bdgt & Fin Spl
Purp Rev Chaminade Univ Honolulu(15)	5.00%	1/1/2026	AA	100	98,484
HI St Dept Bdgt & Fin Spl
Purp Rev Mid Pacific Institute(15)	4.625%	1/1/2036	AA	500	447,580
HI St Dept Bdgt & Fin Spl
Purp Rev Mid Pacific Institute(15)	5.00%	1/1/2026	AA	1,000	984,840
HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)	5.65%	10/1/2016	AAA	925	926,915
HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)	5.70%	10/1/2025	AAA	380	380,802
Univ of HI Ser A(14)	4.125%	10/1/2026	AAA	1,670	1,560,130
Total					5,326,731

General Obligation 26.33%
HI Cnty HI Ser A(10)	5.00%	7/15/2023	AAA	1,000	1,043,620
HI Cnty HI Ser A(14)	5.00%	7/15/2024	AAA	1,000	1,041,210
HI Cnty HI Ser A(14)	5.25%	7/15/2023	AAA	595	635,252
HI Cnty HI Ser A(9)	5.60%	5/1/2013	AAA	1,780	1,971,012
HI St Ser BZ	6.00%	10/1/2010	AA	500	536,850
HI St Ser BZ	6.00%	10/1/2012	AA	500	557,385
HI St Ser CA(9)	8.00%	1/1/2013	AAA	2,000	2,404,860
HI St Ser CZ(10)	5.25%	7/1/2018	AAA	1,000	1,062,750
HI St Ser DE(14)	5.00%	10/1/2012	AAA	2,000	2,138,940
HI St Ser DE(14)	5.00%	10/1/2024	AAA	1,000	1,042,310
HI St Ser DG(2)	5.00%	7/1/2011	AAA	1,380	1,459,571
HI St Ser DJ(2)	5.00%	4/1/2015	AAA	1,500	1,635,735
HI St Unrefunded Bal Ser CP(9)	5.00%	10/1/2016	AAA	265	268,055
Honolulu HI City & Cnty Ser B(14)	5.00%	7/1/2018	AAA	1,000	1,073,550
Honolulu HI City & Cnty Ser D(14)	5.00%	7/1/2023	AAA	2,000	2,107,180
Honolulu HI City & Cnty Ser F(9)	5.00%	7/1/2029	AAA	1,000	1,037,940

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Kauai Cnty HI Ser A(9)	5.00%	8/1/2026	AAA	$250	$260,382
Kauai Cnty HI Ser A(9)	5.00%	8/1/2028	AAA	1,000	1,036,960
Kauai Cnty HI Ser A(9)	5.00%	8/1/2029	AAA	1,000	1,035,010
Kauai Cnty HI Ser A(14)	5.50%	8/1/2021	AAA	1,630	1,739,732
Maui Cnty HI(14)	5.00%	3/1/2025	AAA	1,000	1,042,060
Maui Cnty HI Ser A(14)	5.00%	7/1/2023	AAA	1,040	1,098,146
Northern Mariana Islands
Comwlth Ser A	5.00%	6/1/2030	NR	1,000	873,500
Puerto Rico Comwlth Unrefunded Bal
Pub Impt Ser A	5.375%	7/1/2028	BBB-	1,330	1,340,707
Total					28,442,717

Healthcare 3.56%
HI St Dept Bdgt & Fin Spl
Linked Ctfs	6.40%	7/1/2013	BBB+	1,505	1,641,202
HI St Dept Bdgt & Fin Spl
Purp Rev Kahala Nui Pj Ser A	6.75%	11/15/2009	NR	1,000	1,032,190
Kuakini HI Hlth Sys Spl Purp
Rev Ser A	6.30%	7/1/2022	BBB-	1,000	1,022,290
Puerto Rico Indl Tourist Edl
& Mutuo Oblig Grp Ser A(14)	6.25%	7/1/2024	AAA	150	150,383
Total					3,846,065

Housing 1.74%
HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(8)	5.30%	7/1/2028	AAA	850	857,123
HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(8)	5.45%	7/1/2017	AAA	1,005	1,020,668
Total					1,877,791

Industrial 2.56%
Childrens Tr Fd Puerto Rico
Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	765	745,102
Virgin Islands Pub Fin Auth Sr Secd
Hovensa Refinery Facs Rev AMT	4.70%	7/1/2022	BBB	2,250	2,013,683
Total					2,758,785

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Lease 1.88%
HI St Dept Hawaiian Home
Kapolei Office Fac Ser A COP(10)	5.00%	11/1/2031	Aaa	$1,000	$1,036,760
Puerto Rico Comwlth Infrastr
Fin Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	1,000	996,800
Total					2,033,560

Miscellaneous 10.61%
HI St Cap Dist Kapolei St
Office Ser A COP(2)	5.00%	5/1/2018	AAA	475	485,845
HI St Cap Dist St Office COP(14)	5.50%	5/1/2020	AAA	500	522,800
Honolulu HI City & Cnty Wst
Wtr Sys Rev Sr Ser A~(a)(9)	5.00%	7/1/2024	AAA	3,360	3,484,807
Honolulu HI City & Cnty Wst
Wtr Sys Rev Sr Ser A~(a)(9)	5.00%	7/1/2025	AAA	3,360	3,484,807
Honolulu HI City & Cnty Wst
Wtr Sys Rev Sr Ser A~(a)(9)	5.00%	7/1/2035	AAA	3,360	3,484,807
Total					11,463,066

Power 4.11%
HI St Dept Bdgt & Fin Spl Purp Rev
Elec Co & Subsidiaries Ser A AMT(9)	4.80%	1/1/2025	AAA	1,000	998,840
HI St Dept Bdgt & Fin Spl
Purp Rev Hawaiian Elec Co Ser A AMT(9)	4.65%	3/1/2037	AAA	1,000	913,860
HI St Dept Bdgt & Fin Spl
Purp Rev Hawaiian Elec Co Ser B AMT(9)	4.60%	5/1/2026	AAA	1,500	1,406,730
Virgin Islands Wtr & Pwr Auth
Elec Sys Rev Ser A	5.00%	7/1/2027	BBB-	555	540,837
Virgin Islands Wtr & Pwr Auth
Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	600	574,422
Total					4,434,689

Pre-Refunded 27.79%
HI Cnty HI Ser A(9)	5.50%	7/15/2017	AAA	1,045	1,126,071
HI Cnty HI Ser A(10)	5.625%	5/15/2019	AAA	545	569,263
HI St Dept Bdgt & Fin Spl
Purp Rev Kaiser Permanente Ser A	5.15%	3/1/2015	AAA	1,250	1,285,450
HI St Dept Bdgt & Fin Spl
Purp Rev The Queens Hlth Sys Ser B(14)	5.25%	7/1/2023	AAA	1,000	1,031,100
HI St Hwy Rev(10)	5.50%	7/1/2020	AAA	1,100	1,163,371

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
HI St Ser CR(14)	5.75%	4/1/2009	AAA	$1,810	$1,870,345
HI St Ser CT(10)	5.875%	9/1/2019	AAA	1,175	1,240,577
HI St Ser CU(14)	5.25%	10/1/2020	AAA	1,700	1,796,186
Honolulu HI City & Cnty Bd
Wtr Supply Wtr Sys Rev(10)	5.25%	7/1/2031	AAA	100	106,858
Honolulu HI City & Cnty Ser A(10)	5.125%	9/1/2021	AAA	600	639,978
Honolulu HI City & Cnty Ser A(9)	5.50%	9/1/2016	AAA	555	564,318
Honolulu HI City & Cnty Wtr
ETM TCRS(9)	6.00%	12/1/2015	AAA	1,000	1,172,880
Kauai Cnty HI(9)	6.125%	8/1/2024	AAA	580	623,384
Kauai Cnty HI Ser A(14)	5.50%	8/1/2021	AAA	865	932,894
Maui Cnty HI Ser A(14)	5.00%	3/1/2022	AAA	750	800,933
Maui Cnty HI Ser A(9)	6.10%	3/1/2020	AAA	500	535,955
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y(13)(14)	5.50%	7/1/2036	AAA	250	285,668
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	Aaa	1,000	1,142,670
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,080,350
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	3,000	3,303,180
Puerto Rico Comwlth Infra Fin
Auth Spl Ser A	5.375%	10/1/2024	AAA	300	317,781
Puerto Rico Comwlth Infra Fin
Auth Spl Ser A	5.50%	10/1/2032	AAA	200	212,502
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2027	AAA	500	537,590
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	670	719,386
Puerto Rico Elec Pwr Auth Pwr Rev
Ser II(10)	5.125%	7/1/2026	AAA	1,330	1,448,436
Puerto Rico Pub Impt Bldgs Unrefunded
Govt Facs Ser D	5.25%	7/1/2036	BBB	1,465	1,585,892
Univ HI Univ Sys Rev(9)	5.125%	7/15/2032	AAA	1,100	1,186,713
Univ HI Univ Sys Rev Ser A(9)	5.50%	7/15/2029	AAA	2,500	2,736,275
Total					30,016,006

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Sales Tax 2.31%
Puerto Rico Sales Tax Fing
Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	$1,000	$1,027,990
Virgin Islands Pub Fin Auth
Rev Gross Rcpts Taxes Ln Nts(9)	4.25%	10/1/2029	AAA	500	450,375
Virgin Islands Pub Fin Auth
Rev Gross Rcpts Taxes Ln Nts(9)	5.00%	10/1/2025	AAA	1,000	1,020,510
Total					2,498,875

Special Tax 2.43%
Puerto Rico Comwlth Infrastr Fin
Auth Spl Ser B	5.00%	7/1/2046	BBB+	1,000	946,260
Puerto Rico Comwlth Infrastr Fin
Auth Spl Ser C(2)	5.50%	7/1/2028	AAA	1,500	1,675,770
Total					2,622,030

Transportation 11.60%
HI St Dept Trans Spl Fac Rev
Continental Airlines Inc AMT	7.00%	6/1/2020	B	1,000	1,013,780
HI St Hbr Sys Rev Ser A AMT(10)	5.00%	1/1/2031	AAA	3,500	3,559,920
HI St Hbr Sys Rev Ser A AMT(10)	5.25%	1/1/2027	AAA	1,450	1,508,493
HI St Hwy Rev Ser A(10)	5.00%	7/1/2023	AAA	2,000	2,113,780
Puerto Rico Comwlth Hwy & Trans Auth
Hwy Rev Ref Ser CC(10)	5.25%	7/1/2033	AAA	1,000	1,104,980
Puerto Rico Comwlth Hwy &
Trans Auth Rev(3)(10)	5.50%	7/1/2025	AAA	2,000	2,263,840
Puerto Rico Comwlth Hwy &
Transn Auth Rev St Infra Bk	5.00%	7/1/2022	BBB	20	20,060
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser M	5.00%	7/1/2046	BBB+	1,000	946,260
Total					12,531,113

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer 4.01%
Honolulu HI City & Cnty Bd
Wtr Supply Wtr Sys Rev Ser B AMT(14)	5.25%	7/1/2021	AAA	$1,335	$1,420,520
Honolulu HI City & Cnty Wst
Sr Ser A(9)	5.00%	7/1/2024	AAA	2,785	2,914,168
Total					4,334,688

Total Investments in Municipal Bonds 103.86% (cost $110,111,135)					112,186,116
Liabilities in Excess of Cash and Other Assets(d) (3.86%)					(4,170,987)
Net Assets 100.00%					$108,015,129

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(concluded)

HAWAII TAX FREE FUND December 31, 2007

Open futures contracts at December 31, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	March 2008	63	Short	$(7,331,625)	$70,902

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)

MISSOURI TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 105.24%

Education 12.96%
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2023	Aa2	$2,000	$2,130,920
Lincoln Univ MO Auxiliary Sys(3)	5.00%	6/1/2027	AAA	500	524,855
Lincoln Univ MO Auxiliary Sys(3)	5.125%	6/1/2037	AAA	1,250	1,309,337
MO St Hlth & Edl Facs Auth
Rev Ref Washington Univ	5.00%	2/15/2033	AAA	6,995	7,210,866
MO St Hlth & Edl Facs Auth
Rev Ref Washington Univ Ser A	4.75%	11/15/2037	AAA	2,050	2,060,783
MO St Hlth & Edl Facs Auth
Rev Ref Washington Univ Ser A	5.00%	2/15/2022	AAA	600	639,096
MO St Hlth & Edl Facs Auth
Rev Ref Washington Univ Ser B	5.00%	3/1/2030	AAA	1,800	1,840,482
MO St Hlth & Edl Facs Auth
Rev Ref Webster Univ(14)	5.25%	4/1/2021	Aaa	2,000	2,086,300
St. Louis MO Indl Dev Auth
Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR	575	521,220
St. Louis MO Indl Dev Auth
Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR	1,000	884,530
Univ MO Univ Rev Sys Facs Ser B(13)(14)	5.00%	11/1/2027	AAA	1,500	1,540,305
Total					20,748,694

General Obligation 12.45%
Belton MO(14)	5.00%	3/1/2020	Aaa	300	320,907
Jackson Cnty MO Reorg Sch
Dist No 7 Lee’s Summit Sch Bldg(14)	5.25%	3/1/2022	Aaa	1,000	1,076,850
MO St Bd Pub Bldgs Spl Oblig Ser A~(a)	5.00%	10/15/2027	AA+	10,000	10,400,800
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,500	2,162,750
Puerto Rico Comwlth Pub Impt Ser A(13)(14)	5.50%	7/1/2029	AAA	1,000	1,108,930
St. Louis Cnty MO Pkwy Sch Ser A	5.00%	3/1/2024	AA+	3,320	3,490,217
St. Louis Cnty MO Sch Dist No
R 8 Lindbergh(14)	Zero Coupon	3/1/2018	AAA	2,080	1,366,331
Total					19,926,785

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND December 31, 2007

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Healthcare 10.56%
Cape Girardeau Cnty MO Indl
Dev Auth Hlthcare Facs Rev
Unrefunded Bal Southeast MO Hosp	5.75%	6/1/2032	BBB+	(b)	$260	$258,970
Cass Cnty MO Hosp Rev	5.625%	5/1/2038	BBB-	(b)	1,500	1,452,210
Hannibal MO Indl Dev Auth Hlth Facs Rev	5.00%	3/1/2022	BBB+		835	787,179
Joplin MO Indl Dev Auth Hlth
Facs Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+		2,500	2,503,325
MO St Hlth & Edl Facs Auth
BJC Hlth Sys	5.25%	5/15/2032	AA		5,000	5,046,150
MO ST Hlth & Edl Facs Auth
Rev PA 1049 RIBs RITES(2)	7.398%	6/1/2010	NR		855	1,055,643
MO St Hlth & Edl Facs Auth
Rev Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-	(b)	3,680	3,540,344
St. Genevieve Cnty MO Hosp Rev Ser B	5.00%	3/1/2032	NR		1,510	1,287,819
St. Louis Cnty MO Indl Dev
Auth Sr Living Facs Rev
St. Andrews Res For Srs Ser A	6.375%	12/1/2041	NR		1,000	978,870
Total						16,910,510

Housing 5.68%
MO St Dev Fin Bd Multi Fam
Rev Ref Hsg Quality Hill Pj Ser A(15)	5.60%	9/15/2028	AA		2,115	2,121,980
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownrship Ln Pg A-1 AMT(12)	5.90%	9/1/2035	AAA		820	863,485
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownrship Ln Pg B AMT(12)	4.70%	9/1/2026	AAA		2,000	1,918,260
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg Rev AMT(12)	5.375%#	9/1/2022	AAA		595	595,488
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(12)	Zero Coupon	3/1/2029	AAA		625	193,456
MO St Hsg Dev Commn Rev Multi
Fam Hsg Ashley Pk 2 AMT(7)	4.875%	7/1/2037	AA		1,500	1,416,090
MO St Hsg Dev Commn Rev Multi
Fam Hsg Meadow Ridge 1 AMT(7)	4.875%	7/1/2030	AA		530	512,770
MO St Hsg Dev Commn Rev Multi
Fam Hsg Meadow Ridge 1 AMT(7)	5.00%	7/1/2037	AA		900	863,829
MO St Hsg Dev Commn Rev Multi
Fam Hsg Met Vlg-5 AMT(7)	4.75%	7/1/2021	AA		615	600,627
Total						9,085,985

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Industrial 1.04%
MO St Dev Fin Bd Solid Wst
Disp Rev Procter & Gamble Paper Pj AMT	5.20%	3/15/2029	AA-	$1,150	$1,216,999
Virgin Islands Pub Fin Auth
Refinery Facs Rev Hovensa Refinery AMT	4.70%	7/1/2022	BBB	500	447,485
Total					1,664,484

Lease 6.47%
Cape Girardeau Cnty MO Bldg Corp
Reorg Sch Dist R-02 Leasehold
Jackson R-II HS(14)	5.25%	3/1/2026	AAA	1,000	1,061,900
Grandview MO COP(9)	5.00%	1/1/2027	Aaa	1,700	1,758,344
Jackson Cnty MO Pub Bldg Corp
Leasehold Rev Cap Impts Pj	5.00%	12/1/2029	Aa3	1,500	1,547,640
Jackson Cnty MO Pub Bldg Corp
Leasehold Rev Cap Impts Pj Ser A(14)	5.00%	12/1/2018	Aaa	1,385	1,480,385
Jackson Cnty MO Pub Bldg Corp
Leasehold Rev Cap Impts Pj Ser B	5.00%	12/1/2031	Aa3	1,000	1,040,050
Kansas City MO Spl Fac Rev
MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-	585	534,678
MO St Dev Fin Bd Infrastr Facs
Rev Branson Landing Pj Ser A	5.00%	6/1/2035	BBB+	220	209,286
Riverside MO Indl Dev Auth
Riverside Horizons Pj Ser A(1)	5.00%	5/1/2027	BBB	500	457,095
Springfield MO Spl Oblig
Heers Garage Pj Ser B	4.50%	11/1/2027	A1	500	480,920
St. Louis MO Muni Fin Corp
Police Cap Impts Sales Tax(10)	5.00%	2/15/2023	AAA	1,675	1,780,157
Total					10,350,455

Miscellaneous 7.75%
Kansas City MO Muni Assistance
Corp Rev Leasehold Ser 2001A(2)	5.00%	3/1/2019	AAA	1,500	1,562,235
Kansas City MO Muni
Assistance Corp Rev Ser A	5.125%	3/1/2019	A2	1,100	1,127,973
MO Dev Fin Bd Cultural Facs
Rev Ser B	5.00%	6/1/2037	AAA	2,000	2,083,720
MO St Dev Fin Bd Infrastr Facs
Crackerneck Creek Pj Ser C	5.00%	3/1/2028	A+	1,000	1,001,260
MO St Dev Fin Bd Midwest Resh Inst Pj	4.50%	11/1/2027	Baa2	1,000	916,540
MO St Dev Fin Bd Midwest Resh Inst Pj	5.00%	11/1/2022	Baa2	1,000	1,009,990
Puerto Rico Pub Impt Bldgs
Govt Facs Ser C GTD	5.75%	7/1/2018	BBB-	1,000	1,081,010

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Miscellaneous (continued)
Puerto Rico Pub Impt Bldgs Govt Facs
Ser I GTD	5.25%	7/1/2033	BBB-	$2,500	$2,482,625
St. Louis MO Indl Dev Auth
Rev Convtn Ctr Hotel(2)	Zero Coupon	7/15/2020	AAA	2,000	1,147,940
Total					12,413,293

Power 10.15%
MO Jt Muni Elec Util Cmnty
Pwr Iatan 2 Pj Ser A(2)	5.00%	1/1/2034	Aaa	1,000	1,034,610
MO Jnt Muni Elec Util Comnty
Pwr Pj Rev Plum Point Pj~(a)(14)	5.00%	1/1/2034	AAA	7,000	7,218,365
MO Jt Muni Elec Util Comnty
Pwr Pj Rev Plum Point Pj(14)	5.00%	1/1/2034	AAA	3,000	3,093,660
MO Jt Muni Elec Util Comnty
Pwr Pj Rev Ser A(2)	5.00%	1/1/2023	Aaa	3,000	3,182,790
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(17)	5.00%	7/1/2025	AAA	1,000	1,021,290
Virgin Islands Wtr & Pwr Auth
Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	730	698,880
Total					16,249,595

Pre-Refunded 19.77%
Boone Cnty MO Reorg Sch Dist No R-6	6.00%	3/1/2020	AA+	500	528,410
Bowling Green MO Sch Dist R-I
Bldg Corp Leasehold Rev(14)	5.85%	3/1/2020	Aaa	1,000	1,057,370
Cape Girardeau Cnty MO Indl
Dev Auth Hlth Care Southeast MO Hosp	5.75%	6/1/2032	NR	1,340	1,473,049
Franklin Cnty MO Reorg Sch
Dist No R-XV MO Direct Deposit Pg	6.00%	3/1/2020	AA+	390	412,160
Gladstone MO Ser A COP(2)	5.35%	6/15/2016	Aaa	1,095	1,153,144
MO Dev Fin Bd Cultural Facs
Nelson Gallery Fndtn Ser A(14)	5.00%	12/1/2030	AAA	3,300	3,383,358
MO St Bonne Terre Prison Pj Ser A COP(2)	5.15%	6/1/2018	AAA	1,015	1,044,983
MO St Dev Fin Bd Infra Facs Rev
Hartman Heritage Ctr Pj Ser A(2)	5.875%	4/1/2020	Aaa	1,000	1,034,860
MO St Hlth & Edl Facs Auth Rev(2)	5.25%	6/1/2028	AAA	5,000	5,379,950
MO St Hlth & Edl Facs Auth
Washington Univ Ser A	6.00%	3/1/2030	Aaa	850	908,990
MO St Hwy & Trans Commn St Rd
Rev Ser A	5.25%	2/1/2020	AAA	1,830	1,941,191

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	Aaa	$500	$571,335
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	3,000	3,303,180
Puerto Rico Elec Pwr Auth Pwr
Rev Refunded Bal Ser NN	5.125%	7/1/2029	AAA	1,185	1,294,055
St. Louis Cnty MO Pattonville
No R-3 Sch Dist(9)	6.00%	3/1/2019	AAA	845	904,015
St. Louis MO Arpt Rev Arpt Ser A(14)	5.125%	7/1/2022	AAA	2,000	2,124,200
St. Louis MO Arpt Rev Arpt Dev
Pg Ser A(14)	5.25%	7/1/2031	AAA	2,000	2,132,380
St. Louis MO Muni Fin Corp Leasehold Rev
Lease Carnahan Courthouse Ser A(9)	5.125%	2/15/2027	Aaa	1,500	1,608,030
St. Louis MO Muni Fin Corp
Rev City Justice Ctr Ser A(2)	6.00%	2/15/2020	Aaa	760	812,174
St. Louis MO Sch Dist(9)	6.00%	4/1/2012	AAA	575	579,215
Total					31,646,049

Resource Recovery 0.97%
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,085	1,088,580
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving D	5.625%	7/1/2016	Aaa	220	221,549
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving E	5.90%	1/1/2019	Aaa	240	240,545
Total					1,550,674

Sales Tax 3.83%
Bi St Dev Agy MO ILL Met Dist Mass Tran
Sales Tax Ref Metrolink Cross Cnty Pj	5.00%	10/1/2033	AA-	1,000	989,920
Puerto Rico Sales Tax Fing
Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	1,000	1,027,990
St. Louis MO Muni Fin Corp
Rec Sales Tax Leasehold Rev(2)	5.00%	2/15/2037	AAA	4,000	4,117,840
Total					6,135,750

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax 3.46%
Branson Hills Infras Facs
Cmnty Impt Dist MO Spl Ser A	5.50%	4/1/2027	NR	$1,375	$1,223,709
Howard Bend MO Levee Dist Impt	4.40%	3/1/2026	BBB-	1,000	937,920
Kansas City MO Tax Inc Fing Comm Tax
Inc Rev Kansas City MO Maincor Pj Ser A	5.25%	3/1/2018	NR	500	482,045
Osage Beach MO Tax Inc
Prewitts Pt Pj	5.00%	5/1/2023	NR	1,000	910,890
Riverside Quindaro Bend Levee
Dist MO lmpt Rev L 385 Pj(15)	5.00%	3/1/2017	AA	795	819,700
Stone Canyon Cmnty Impt Dist
MO Rev Pub Infrastr Impt Pj	5.75%	4/1/2027	NR	1,300	1,171,274
Total					5,545,538

Tobacco 0.67%
Childrens Tr Fd Puerto Rico
Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	1,100	1,071,389

Transportation 3.51%
Bi St Dev Agy MO Met Dist
Rev Metrolink Cross Cnty Pj B(10)	5.00%	10/1/2032	AAA	3,500	3,603,495
Puerto Rico Comwlth Hwy & Transn
Auth Hwy Rev Ref Ser CC(10)	5.25%	7/1/2033	AAA	1,000	1,104,980
St. Louis MO Arpt Rev Lambert
Intl Arpt Ser A(10)	4.25%	7/1/2032	AAA	1,000	917,220
Total					5,625,695

Water/Sewer 5.97%
Metropolitan St. Louis MO Swr
Dist Wst Wtr Sys Rev Ser A(14)	5.00%	5/1/2034	AAA	4,000	4,137,720
MO St Env Impt & Enrg Res
Auth Wtr Fac Ref American Wtr Co Pj AMT(2)	4.60%	12/1/2036	AAA	1,000	961,310
St. Joseph MO Indl Dev Auth
Spl Oblig Rev Sew Sys Impts Pj	5.00%	4/1/2027	A-	1,325	1,354,428
St. Charles Cnty MO Pub Wtr
Supply Dist No 2 COP(14)	5.125%	12/1/2027	Aaa	3,000	3,102,240
Total					9,555,698
Total Investments in Municipal Bonds 105.24% (cost $166,022,574)					168,480,594
Liabilities in Excess of Other Assets(d) (5.24%)					(8,386,548)
Net Assets 100.00%					$160,094,046

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(concluded)

MISSOURI TAX FREE FUND December 31, 2007

Open futures contracts at December 31, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	March 2008	148	Short	$(17,223,500)	$165,378

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 103.17%

Education 13.31%
Higher Ed Student Assist Auth NJ
Student Loan Rev Ser A AMT(14)	6.15%	6/1/2019	AAA	$465	$473,384
NJ Econ Dev Auth Sch Facs
Constr Ser O	5.25%	3/1/2025	AA-	1,085	1,157,510
NJ Econ Dev Auth Sch Facs
Constr Ser P	5.25%	9/1/2024	AA-	1,625	1,744,470
NJ Econ Dev Auth Sch Facs
Constr Ser P	5.25%	9/1/2026	AA-	1,000	1,066,750
NJ Econ Dev Auth Sch Facs
Constr Ser S	5.00%	9/1/2036	AA-	2,050	2,125,686
NJ St Edl Facs Auth Kean Univ Ser D(9)	5.00%	7/1/2032	AAA	500	520,315
NJ St Edl Facs Auth Kean Univ Ser D(9)	5.00%	7/1/2039	AAA	1,000	1,037,490
NJ St Edl Facs Auth Ref
Stevens Inst Technology A	5.00%	7/1/2034	BBB+	1,000	945,320
NJ St Edl Facs Auth Rev Drew
Univ Ser D(14)	5.00%	7/1/2037	AAA	2,000	2,079,680
NJ St Edl Facs Auth Rev
Georgian Court Univ Ser D	5.25%	7/1/2037	BBB+	750	753,338
NJ St Edl Facs Auth Rev Rider
Univ Ser C(15)	4.70%	7/1/2027	AA	1,000	941,530
NJ St Edl Facs Auth Rev Rider
Univ Ser C(15)	5.00%	7/1/2037	AA	1,500	1,424,670
NJ St Edl Facs Auth Rev
William Paterson Ser E(17)	5.00%	7/1/2027	AAA	2,500	2,572,850
Total					16,842,993

General Obligation 8.33%
Essex Cnty NJ Impt Auth Pj
Rev Cons GTD(2)	5.25%	12/15/2018	Aaa	2,000	2,250,060
Irvington Twp NJ Gen Impt(c)	5.00%	1/1/2021	A1	1,410	1,465,075
Millburn Twp NJ Sch Dist	5.35%	7/15/2018	Aa1	1,050	1,198,963
Millburn Twp NJ Sch Dist	5.35%	7/15/2019	Aa1	250	287,165
Montville Twp NJ Fire Dist No 23	5.25%	7/15/2016	A2	410	440,533
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,500	2,162,750
Pohatcong Twp NJ Sch Dist(10)	5.25%	7/15/2026	AAA	1,335	1,543,394
Puerto Rico Comwlth Pub Impt CR(10)	4.50%	7/1/2023	AAA	1,000	1,006,790

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Puerto Rico Comwlth
Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB-	$190	$189,253
Rahway NJ(10)	4.125%	12/15/2026	Aaa	5	4,812
Total					10,548,795

Healthcare 14.30%
Camden Cnty NJ Impt Auth Hlthcare Redev
Rev Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB	760	666,125
NJ Econ Dev Auth Rev Masonic
Charity Fndtn Pj	6.00%	6/1/2025	A-	1,000	1,070,620
NJ Hlthcare Fac Fin Auth Rev
Atlanticare Regl Med Ctr	5.00%	7/1/2037	A+	1,000	990,850
NJ Hlthcare Fac Fin Auth Rev
Cap Hlth Sys Oblig Grp Ser A	5.375%	7/1/2033	Baa1	2,000	1,900,300
NJ Hlthcare Fac Fin Auth Rev
Holy Name Hosp	5.00%	7/1/2036	BBB	1,700	1,515,822
NJ Hlthcare Fac Fin Auth Rev
Hunterdon Med Ctr Ser A	5.25%	7/1/2025	A-	600	619,914
NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp	5.75%	7/1/2031	A2	3,000	3,103,890
NJ Hlthcare Fac Fin Auth Rev
Somerset Med Ctr	5.50%	7/1/2033	Ba2	1,130	1,012,084
NJ Hlthcare Fac Fin Auth Rev
South Jersey Hosp	5.00%	7/1/2046	A3	2,000	1,930,500
NJ Hlthcare Fac Fin Auth Rev
St. Peters Univ Hosp Oblig	5.25%	7/1/2021	Baa2	1,000	973,620
NJ Hlthcare Fac Fin Auth Rev
Trinitas Hosp Oblig Grp Ser A	4.75%	7/1/2024	BBB-	1,000	901,270
NJ Hlthcare Fac Fin Auth Rev
Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-	1,000	923,120
Puerto Rico Indl Tourist Ed
& Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA	415	439,888
Puerto Rico Indl Tourist Ed
& Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	AA	1,000	1,053,330
Puerto Rico Indl Tourist Ed
& Mutuo Oblig Grp Ser A(14)	6.25%	7/1/2024	AAA	1,000	1,002,550
Total					18,103,883

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2007

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Housing 5.76%
Burlington Cnty NJ Bridge Commn
Econ Dev Rev The Evergreens Pj	5.625%	1/1/2038	NR		$1,000	$918,310
NJ Econ Dev Auth Ref Cranes Mill Pj	5.00%	6/1/2015	BBB-	(b)	910	893,957
NJ Econ Dev Auth Ret Cmty Rev
Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR		1,500	1,286,310
NJ Econ Dev Auth Rev First
Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		500	446,290
NJ Econ Dev Auth Rev First
Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	862,300
NJ St Hsg & Mtg Fin Agy Rev
Sing Fam Hsg Ser T AMT	4.625%	10/1/2027	AA		2,000	1,833,200
NJ St Hsg & Mtg Fin Ser A AMT(14)	4.95%	11/1/2048	AAA		1,000	943,280
Virgin Islands Hsg Fin Auth
Sing Fam Rev Ser A AMT(11)	6.50%	3/1/2025	NR		100	100,236
Total						7,283,883

Industrial 7.85%
Bayonne NJ Redev Agy Royal
Caribbean Pj Ser A AMT	5.375%	11/1/2035	BBB-		750	661,193
NJ Econ Dev Auth Amer Wtr
Co Inc Ser B AMT(9)	5.375%	5/1/2032	AAA		5,000	5,097,450
NJ Econ Dev Auth Amer Wtr
Middlesex Wtr Co Pj AMT(14)	5.35%	2/1/2038	AAA		2,500	2,535,625
NJ Econ Dev Auth Kapkowski Rd
Landfill Pj	6.50%	4/1/2028	Baa3		675	743,924
Virgin Islands Pub Fin Auth Refinery
Facs Rev Sr Secd Havensa Refinery AMT	4.70%	7/1/2022	BBB		1,000	894,970
Total						9,933,162

Lease 6.73%
Middlesex Cnty NJ Impt Auth
Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		1,300	1,252,901
Morris-Union Jointure Commn NJ COP(15)	5.00%	5/1/2027	AA		1,000	978,110
NJ Econ Dev Auth Rev Ser U(10)	5.00%	9/1/2023	AAA		2,030	2,167,715
NJ Econ Dev Auth Rev Ser U(10)	5.00%	9/1/2024	AAA		1,000	1,062,920
Puerto Rico Comwlth Infras
Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	999,870
Rutgers St Univ NJ COP(2)	5.00%	1/1/2038	AAA		2,000	2,054,120
Total						8,515,636

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Miscellaneous 2.52%
Hudson Cnty NJ Impt Auth
Hudson Regl Fire/Rescue Ser A(2)	5.625%	9/1/2019	Aaa	$100	$104,466
Monmouth Cnty NJ Impt Auth
Rev Unrefunded Bal Govt Ln(14)	6.40%	12/1/2009	AAA	195	195,521
NJ Econ Dev Auth Motor
Vehicle Surcharge Rev Ser A(14)	5.00%	7/1/2034	AAA	100	102,392
NJ Econ Dev Auth Muni Rehab(2)	5.00%	4/1/2028	AAA	1,130	1,161,888
Puerto Rico Pub Impt Bldgs Auth Rev
Govt Facs Ser I GTD	5.25%	7/1/2033	BBB-	1,250	1,241,312
Rahway NJ COP(14)	5.625%	2/15/2020	Aaa	365	385,276
Total					3,190,855

Power 0.76%
Virgin Islands Wtr & Pwr Auth
Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	1,000	957,370

Pre-Refunded 15.11%
Carteret NJ Bd Ed COP(14)	5.75%	1/15/2030	Aaa	80	84,308
Carteret NJ Bd Ed COP(14)	6.00%	1/15/2024	Aaa	430	456,290
NJ Envr Infrastr Ser 2004A	5.25%	9/1/2020	AAA	1,000	1,064,160
NJ St Edl Facs Auth Rev
Princeton Univ Ser H	5.25%	7/1/2022	AAA	2,560	2,692,249
NJ St Tpk Auth Rev Ser A	5.50%	1/1/2027	A	2,000	2,092,020
NJ St Transn Tr Fd Auth
Transn Sys Ser B	6.00%	6/15/2019	AAA	6,500	6,944,015
North Bergen Twp NJ Bd Ed COP(10)	6.125%	12/15/2022	Aaa	1,185	1,296,722
Puerto Rico Comwlth
Pub Impt Ser A	5.25%	7/1/2030	AAA	310	348,102
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(14)	5.00%	7/1/2032	AAA	2,000	2,173,680
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN	5.125%	7/1/2029	AAA	790	862,704
South Brunswick Twp NJ(9)	5.625%	12/1/2023	AAA	45	47,182
Trenton NJ Pkg Auth Pkg Rev GTD(9)	6.00%	4/1/2017	Aaa	1,000	1,062,730
Total					19,124,162

Sales Tax 0.81%
Puerto Rico Sales Tax Fing
Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	1,000	1,027,990

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax 0.49%
NJ Econ Dev Auth Newark
Downtown Dist Mgmt Corp	5.125%	6/15/2037	Baa3	$700	$625,513

Tobacco 4.62%
Tob Sttlmnt Fin Corp NJ Cap
Apprec Asset Bkd 1C	Zero Coupon	6/1/2041	BBB-	25,000	2,534,500
Tob Sttlmnt Fin Corp NJ Ser 1A	4.75%	6/1/2034	BBB	1,000	819,400
Tob Sttlmnt Fin Corp NJ Ser 1A	5.00%	6/1/2041	BBB	3,000	2,494,710
Total					5,848,610

Transportation 21.74%
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(10)	5.10%	1/1/2021	AAA	1,435	1,502,402
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(10)	5.20%	1/1/2025	AAA	1,700	1,778,404
NJ Econ Dev Auth Spl Fac
Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	320	275,533
NJ Econ Dev Auth Spl Fac
Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,000	958,700
NJ St Transn Tr Fd TCRS(2)	5.25%	12/15/2022	AAA	1,500	1,685,940
NJ St Transn Tr Fd Transn Sys Ser A~(a)(14)	5.25%	12/15/2021	AAA	10,000	11,162,150
Port Auth NY & NJ(10)	5.00%	4/15/2032	AAA	4,725	4,914,709
Port Auth NY & NJ Cons 125th Ser(10)	5.00%	10/15/2027	AAA	5,000	5,234,800
Total					27,512,638

Water/Sewer 0.84%
North Hudson Swr Auth NJ Rev Ser C(14)	5.00%	8/1/2022	Aaa	1,025	1,060,178
Total Municipal Bonds (cost $130,176,626)					130,575,668

	Shares
	(000)
SHORT-TERM INVESTMENT 1.06%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $1,338,899)	1,339	1,338,899
Total Investments in Securities 104.23% (cost $131,515,525)		131,914,567
Liabilities in Excess of Cash and Other Assets(d) (4.23%)		(5,346,620)
Net Assets 100.00%		$126,567,947

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND December 31, 2007

Open futures contracts at December 31, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	March 2008	86	Short	$(10,008,250)	$123,239

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND December 31, 2007

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
MUNICIPAL BONDS 105.67%

Education 9.86%
Albany NY Indl Dev Agy Civic Fac Rev
Albany College Pharmacy Pj Ser A	5.625%	12/1/2034	BBB-	(b)	$700	$697,550
Albany NY Indl Dev Agy Civic Fac Rev
Albany Law Sch Univ Ser A	5.00%	7/1/2031	BBB		1,000	940,770
Albany NY Indl Dev Agy Civic Fac Rev
Brighter Choice Charter Ser A	5.00%	4/1/2027	BBB-	(b)	1,000	926,460
Albany NY Indl Dev Agy Civic Fac Rev
Brighter Choice Charter Ser A	5.00%	4/1/2037	BBB-	(b)	1,000	890,460
Cattaraugus Cnty NY Indl Dev
Agy Civic Fac Rev St. Bonaventure Univ	5.00%	5/1/2023	BBB-		500	503,010
Cattaraugus Cnty NY Indl Dev
Agy Civic Fac Rev St. Bonaventure Univ	5.10%	5/1/2031	BBB-		1,075	1,056,209
Hempstead Twn NY Indl Dev Agy
Civic Fac Rev Hofstra Univ Pj(14)	5.80%	7/1/2015	AAA		750	759,128
Nassau Cnty NY Indl Dev Agy
Continuing Care Ret
Amsterdam At Harborside Ser A	6.50%	1/1/2027	NR		1,000	993,530
New York City NY Indl Dev Agy
Cvic Fac Polytechnic Univ Pj(1)	5.25%	11/1/2037	BB+		1,000	905,310
New York City NY Indl Dev Agy
Civic Rev NY Institute of Tech(14)	5.25%	3/1/2023	AAA		100	106,296
NY St Dorm Auth Lease Rev Cap
Apprec Court Fac	Zero Coupon	8/1/2021	AA+		3,265	1,822,849
NY St Dorm Auth Rev Colgate Univ(14)	6.00%	7/1/2016	AAA		1,000	1,134,860
NY St Dorm Auth Rev New York
Univ Ser A(2)	5.75%	7/1/2015	AAA		2,000	2,287,220
NY St Dorm Auth Rev Pratt Institute(15)	6.00%	7/1/2024	AA		1,000	1,041,450
NY St Dorm Auth Rev Pratt Institute(15)	6.00%	7/1/2028	AA		2,000	2,081,120
NY St Dorm Auth Rev Spl Act Sch Dist Pj(14)	6.00%	7/1/2016	AAA		1,400	1,403,290

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
NY St Dorm Auth Revs 4201
Schools Pg	6.25%	7/1/2020	AA-	$1,685	$1,821,434
NY St Dorm Auth Revs New York
Univ A(9)	5.00%	7/1/2034	AAA	3,125	3,220,969
NY St Dorm Auth Revs Non St
Supp Debt New York Univ Ser A(2)	5.00%	7/1/2037	Aaa	2,455	2,552,807
Rensselaer Cnty NY Indl Dev Agy Civic Fac Rev
Polytech Inst Ser B TCRS(2)	5.50%	8/1/2022	AAA	200	208,248
Seneca Cnty NY Indl Dev Agy Civic Fac Rev
New York Chiropractic College	5.00%	10/1/2027	BBB	500	488,915
Total					25,841,885

Gaming 0.72%
Seneca Nation Indians Cap
Impts Auth NY Spl Oblig Ser A+	5.00%	12/1/2023	BB	1,000	903,310
Seneca Nation Indians Cap
Impts Auth NY Spl Oblig Ser A+	5.25%	12/1/2016	BB	1,000	980,680
Total					1,883,990

General Obligation 13.47%
Erie Cnty NY Indl Dev Agy Sch
Fac Rev City of Buffalo Pj(10)	5.75%	5/1/2023	AAA	1,250	1,362,425
New York NY Ser D	5.00%	2/1/2025	AA	2,000	2,076,780
New York NY Ser J Sub Ser J-1	5.00%	6/1/2031	AA	5,000	5,120,450
New York NY Sub Ser C-1	5.00%	10/1/2026	AA	3,070	3,184,879
New York NY Sub Ser C-1	5.25%	8/15/2026	AA	2,500	2,617,750
New York NY Sub Ser I-1~(a)	5.00%	4/1/2025	AA	10,000	10,354,400
New York NY Unrefunded Bal Ser J	5.50%	6/1/2022	AA	200	214,956
Northern Mariana Islands Ser B	5.00%	10/1/2033	NR	4,000	3,460,400
NY St Dorm Auth Revs Non St Supp Debt
Sch Dist Fing Pg Ser C(10)	5.00%	10/1/2032	AAA	1,600	1,676,576
Puerto Rico Comwlth Pub Impt	5.25%	7/1/2018	BBB-	2,000	2,085,220

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2024	BBB-	$1,500	$1,511,370
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-	1,090	1,098,775
Puerto Rico Comwlth Unrefunded Bal
07 Pub Impt(13)(14)	5.00%	7/1/2028	NR	355	359,480
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A	5.25%	7/1/2030	BBB-	190	189,253
Total					35,312,714

Healthcare 10.27%
Cortland Cnty NY Indl Dev Agy
Cortland Mem Hosp Pj(15)	5.625%	7/1/2024	AA	1,750	1,805,335
Dutchess Cnty NY Indl Dev Agy
Civic Fac Rev Elant Fishkill Inc Ser A	5.25%	1/1/2037	NR	2,795	2,425,222
Genesee Cnty NY Indl Dev Agy Civic Fac Rev
United Mem Med Ctr Pj	5.00%	12/1/2032	NR	1,000	870,340
Madison Cnty NY Indl Dev Agy Civic Fac Rev
Oneida Hlth Sys Inc Pj	5.25%	2/1/2027	BBB-	750	722,843
Madison Cnty NY Indl Dev Agy Civic Fac Rev
Oneida Hlth Sys Inc Pj	5.50%	2/1/2032	BBB-	750	735,255
New York City NY Indl Dev Agy
Rev Harbor House Pj A(11)	5.875%	5/20/2044	AA+	595	648,288
NY St Dorm Auth Rev Mental
Hlth Svc Fac(13)(14)	6.00%	8/15/2012	AAA	1,460	1,619,461
NY St Dorm Auth Rev Mtg
Nursing Home A(7)(14)	5.40%	2/1/2031	AAA	300	315,648
NY St Dorm Auth Rev Mtg
Nursing Home A(7)(14)	5.50%	8/1/2030	AAA	1,000	1,055,170
NY St Dorm Auth Rev Mtg
Nursing Home A(7)(14)	5.50%	8/1/2038	AAA	1,000	1,053,650
NY St Dorm Auth Rev Non St
Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2020	BB	1,935	1,853,459
NY St Dorm Auth Rev Non St
Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2036	BB	1,265	1,097,919
NY St Dorm Auth Rev St Supp Debt
Unrefunded Bal 2007 Mental B(14)	6.00%	2/15/2025	AAA	5	5,270
NY St Dorm Auth Rev St Supp Debt
Unrefunded Bal 2007 Mental B(14)	6.00%	2/15/2030	AAA	5	5,272
NY St Dorm Auth Rev Utd
Cerebral Palsy Aff No 1-A(2)	5.75%	7/1/2018	AAA	1,000	1,100,890

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
NY St Dorm Auth Revs Catholic
Hlth LI Oblig Grp	5.00%	7/1/2027	Baa1	$1,250	$1,203,288
NY St Dorm Auth Revs Lenox
Hill Hosp Oblig Grp	5.375%	7/1/2020	Ba2	1,700	1,671,933
NY St Dorm Auth Revs Lenox
Hill Hosp Oblig Grp	5.50%	7/1/2030	Ba2	1,500	1,456,680
NY St Dorm Auth Revs Non St Supp Debt
North Shore LI Jewish Oblig Grp A	5.00%	5/1/2037	A3	2,630	2,586,079
NY St Dorm Auth Revs Non St
Supp Debt NY Presbyterian Hosp(7)(10)	5.25%	2/15/2031	AAA	2,500	2,617,750
Suffolk Cnty NY Indl Dev Agy Civic Fac Rev
Eastern Long Island Hosp Assn+	5.375%	1/1/2027	NR	1,305	1,177,723
Suffolk Cnty NY Indl Dev Agy Civic Fac Rev
Eastern Long Island Hosp Assn+	5.50%	1/1/2037	NR	1,000	878,450
Total					26,905,925

Housing 5.10%
NY New York City Hsg Dev Corp
Multi Fam Hsg Rev Ser A AMT	5.50%	11/1/2034	AA	1,500	1,516,530
NY New York City Hsg Dev Corp
Multi Fam Hsg Rev Ser L AMT	4.85%	11/1/2025	AA	3,205	3,144,810
NY New York City Hsg Dev Corp
Ser B-2 AMT	5.30%	5/1/2036	AA	2,000	2,010,500
NY St Dorm Auth Rev 05
Unrefunded Mental D(13)(14)	6.00%	8/15/2021	AAA	20	20,266
NY St Dorm Auth Revs Upstate
Cmnty Colleges Ser B	5.25%	7/1/2021	AA-	1,000	1,063,790
NY St Hsg Fin Agy Multi Fam Hsg Rev
Crotona Estates Apts Ser A AMT	4.95%	8/15/2038	Aa1	750	719,175
NY St Hsg Fin Agy Multi Fam Hsg Rev
Division Street Ser A AMT(16)	5.00%	2/15/2026	Aa1	650	646,139
NY St Mtg Agy Hmownr Mtg
Rev Ser 133 AMT	4.95%	10/1/2021	Aa1	2,000	1,991,960
NY St Mtg Agy Hmownr Mtg
Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	2,255	2,178,443
NY St Mtg Agy Rev Hmownr Mtg Ser 70	5.40%	4/1/2022	Aa1	70	70,748
Total					13,362,361

Industrial 9.61%
Broome Cnty NY Indl Dev Agy Civic
Univ Plaza Phase II Pj Ser B(1)	5.10%	8/1/2036	CCC	500	435,060

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Industrial (continued)
Essex Cnty NY Indl Dev Agy
International Paper Co Pj Ser A AMT	4.60%	12/1/2030	BBB	$1,400	$1,125,516
Liberty NY Dev Corp Rev
Goldman Sachs Headquarters~(a)	5.250%	10/1/2035	AA-	10,001	10,512,980
NY New York City Indl Dev Agy
Spl Fac Rev British Airways AMT	5.25%	12/1/2032	BB+	2,245	1,891,188
NY New York City Indl Dev Agy
United Jewish Appeal Fed Pj A	5.00%	7/1/2027	Aa1	1,250	1,300,537
NY Indl Dev Agy Pkg Fac Rev
Royal Charter NY Presbyterian(10)	5.75%	12/15/2029	AAA	1,000	1,096,970
Onondaga Cnty NY Indl Dev Agy
Anheuser Busch Pj Ser A	4.875%	7/1/2041	A	3,000	2,920,320
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	1,750	1,688,680
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB	2,820	2,576,521
Virgin Islands Pub Fin Auth
Refinery Facs Rev Hovensa Refinery AMT	4.70%	7/1/2022	BBB	1,015	908,395
Yonkers NY Indl Dev Agy Rev
Sacred Heart Assocs Pj Ser A AMT(16)	4.80%	10/1/2026	Aa1	750	732,727
Total					25,188,894

Lease 9.27%
NY New York City Edl
Constr Fd Rev Ser A~(a)	5.00%	4/1/2031	AAA	10,210	10,614,724
NY New York City Indl Dev Agy Civic Fac Rev
USTA Natl Tennis(10)	5.00%	11/15/2023	AAA	1,830	1,949,591
NY New York City Indl Dev Agy Rev
Queens Baseball Stadium Pilot(2)	5.00%	1/1/2031	AAA	1,000	1,034,390
NY New York City Indl Dev Agy
Rev Yankee Stadium Pilot(14)	4.75%	3/1/2046	AAA	5,000	4,930,300
NY St Urban Dev Corp Rev St Fac	5.70%	4/1/2020	AA-	4,150	4,765,652
Puerto Rico Comwlth Infrastr Fing Auth
Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	999,870
Total					24,294,527

Miscellaneous 1.78%
Broome Cnty NY Indl Dev Agy Civic Fac Rev
Univ Plaza LLC Phase 1 Pj A(1)	5.20%	8/1/2030	CCC	750	652,920
Broome Cnty NY Indl Dev Agy
Univ Plaza LLC Phase 1 Pj A(1)	5.20%	8/1/2036	CCC	1,000	845,730

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Miscellaneous (continued)
Puerto Rico Pub Impt Bldgs Auth Rev
Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2027	BBB-	$265	$267,104
Ulster Cnty NY Indl Dev Agy
Civic Fac Rev Ser A	6.00%	9/15/2027	NR	3,000	2,892,360
Total					4,658,114

Power 3.88%
Long Island Pwr Auth NY Elec
Gen Ser C	5.00%	9/1/2035	A-	2,000	2,046,440
NY St Enrg Res & Dev Auth Gas Fac Revs
Bklyn Unif Gas Co. Ser B RIBs AMT	8.043%	7/1/2026	A	4,000	4,141,680
Puerto Rico Elec Pwr Auth Pwr
Rev Ser TT	5.00%	7/1/2037	A3	2,000	1,945,880
Puerto Rico Elec Pwr Auth Ser PP(9)	5.00%	7/1/2025	AAA	2,000	2,032,100
Total					10,166,100

Pre-Refunded 19.87%
Albany NY Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser A(9)	6.375%	12/1/2017	AAA	650	697,268
Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(10)	6.00%	7/1/2029	AAA	500	526,955
Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(9)	6.00%	7/1/2016	AAA	2,000	2,030,540
Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(9)	4.75%	4/1/2028	AAA	2,500	2,722,575
Metropolitan Transn Auth NY
Trans Fac Rev Svc Cntrct Ser R	5.50%	7/1/2017	AAA	1,000	1,135,730
New York City Transn Fin
Auth Fut Tax 2004 Ser C	5.50%	5/1/2025	AAA	5	5,213
New York City Transn Fin
Auth Fut Tax 2005 C	5.50%	5/1/2025	AAA	550	573,436
New York City Transn Fin Auth
Rev Fut Tax 2nd Ser B	6.00%	11/15/2024	AAA	950	1,022,704
New York City Transn Fin Auth
Rev Fut Tax 2nd Ser B	6.00%	11/15/2029	AAA	2,000	2,153,060
New York City Transn Fin Auth Rev
Unrefunded Bal 2005 Fut Tax C	5.00%	5/1/2029	AAA	535	545,700
New York NY Ser C	5.625%	3/15/2020	AAA	1,000	1,094,070
New York NY Ser J	5.50%	6/1/2022	AA	1,000	1,109,170
NY New York City Muni Wtr Fin
Auth Wtr & Swr Sys Rev Ser B	6.00%	6/15/2033	AA+	1,470	1,571,812

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
NY St Dorm Auth Lease Rev St
Univ Dorm Facs Ser A	6.00%	7/1/2030	AA-	$3,500	$3,778,390
NY St Dorm Auth Lease Rev St
Univ Dorm Facs Ser A	6.25%	7/1/2020	AA-	1,250	1,356,863
NY St Dorm Auth Rev Mental Hlth Svcs B(14)	6.00%	2/15/2025	AAA	885	938,392
NY St Dorm Auth Rev Mental
Hlth Svcs B(14)	6.00%	2/15/2030	AAA	885	938,392
NY St Dorm Auth Rev Pace Univ(14)	6.00%	7/1/2029	AAA	1,610	1,738,864
NY St Dorm Auth Rev St Supp Debt 2007
Mental Hlth Ser B(14)	6.00%	2/15/2025	AAA	10	10,603
NY St Dorm Auth Rev St Supp Debt 2007
Mental Hlth Ser B(14)	6.00%	2/15/2030	AAA	10	10,603
NY St Dorm Auth Rev Supp
Debt Mental Hlth Svcs Ser B(14)	6.00%	2/15/2025	AAA	100	106,033
NY St Dorm Auth Rev Supp
Debt Mental Hlth Svcs Ser B(14)	6.00%	2/15/2030	AAA	100	106,033
NY St Dorm Auth Revs City
Univ Sys Cons 4th Gen A	5.50%	7/1/2023	AA-	1,215	1,309,539
Puerto Rico Comwlth
07 Pub Impt(13)(14)	5.00%	7/1/2028	NR	250	255,070
Puerto Rico Comwlth Aqueduct
& Swr Auth Rev ETM	10.25%	7/1/2009	AAA	230	241,949
Puerto Rico Comwlth Bal Pub Impt Ser A	5.375%	7/1/2028	AAA	555	595,909
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B	6.50%	7/1/2027	BBB+	2,000	2,180,360
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	3,000	3,241,050
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	2,000	2,202,120
Puerto Rico Comwlth Pub Impt(14)	5.00%	7/1/2024	AAA	1,000	1,020,180
Puerto Rico Comwlth Pub Impt(13)(14)	5.00%	7/1/2028	AAA	1,130	1,152,803
Puerto Rico Comwlth
Pub Impt Ser A	5.25%	7/1/2030	AAA	310	348,102
Puerto Rico Comwlth Pub Impt
Ser A(14)	5.75%	7/1/2026	AAA	3,000	3,189,210
Puerto Rico Elec Pwr Auth Pwr Rev
Ser II	5.25%	7/1/2031	A3	3,625	3,963,430
Puerto Rico Pub Bldgs Auth Rev
Govt Facs Ser D	5.25%	7/1/2027	BBB	735	795,652

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	$1,000	$1,082,820
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E	5.70%	8/1/2025	Aaa	2,000	2,101,620
Schenectady NY Indl Dev Agy
Civic Fac Rev Union College Pj(2)	5.625%	7/1/2031	Aaa	1,500	1,650,840
St. Lawrence Cnty NY Indl Dev
Civic Fac Rev Clarkson Univ Pj	5.125%	7/1/2021	A3	250	255,198
Tompkins Cnty NY Indl Dev Agy
Civic Fac Cornell Univ Lake	5.625%	7/1/2020	AA+	115	123,119
Tompkins Cnty NY Indl Dev Agy
Civic Fac Cornell Univ Lake	5.75%	7/1/2030	AA+	1,500	1,610,370
Upper Mohawk Vly Regl Wtr Fin
Auth NY Wtr Sys Rev(2)	5.75%	4/1/2020	Aaa	545	581,962
Total					52,073,709

Resource Recovery 0.57%
NY St Envr Facs Corp Solid
Wst Mgmt Pj Ser A AMT	4.55%	5/1/2012	BBB	1,500	1,484,835

Sales Tax 1.58%
NY St Dorm Auth St Personal
Income Tax Rev Ser A	5.00%	3/15/2037	AAA	3,000	3,127,830
Puerto Rico Sales Tax Fing
Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	1,000	1,027,990
Total					4,155,820

Transportation 15.71%
Metropolitan Transn Auth NY
Transn Ser A	5.00%	11/15/2021	A	5,000	5,266,750
Metropolitan Transn Auth NY
Transn Ser A	5.00%	11/15/2031	A	5,000	5,122,000
Metropolitan Transn Auth NY
Transn Ser F	5.00%	11/15/2030	A	3,000	3,070,320
New York City NY Indl Dev Agy Spl Fac
Rev 1990 America Airlines Inc Pj AMT	5.40%	7/1/2019	CCC+	2,635	2,357,614
New York City NY Indl Dev Agy Spl Fac
Rev JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B	1,000	802,960
New York City NY Indl Dev Agy Spl Fac Rev
Terminal One Grp Assoc Pj AMT	5.50%#	1/1/2021	A3	1,250	1,304,137
Niagara NY Frontier Auth Arpt
Buffalo Niagara Intl Ser B(14)	5.50%	4/1/2019	AAA	690	710,548

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
NY New York City Indl Dev Agy Spl Fac Rev
Terminal One Grp Assoc Pj AMT	5.50%#	1/1/2024	A3	$2,000	$2,062,560
NY St Twy Auth Gen Rev Ser G(10)	5.25%	1/1/2027	AAA	10,000	10,715,300
Port Auth NY & NJ Cons 93rd Ser	6.125%	6/1/2094	AA-	7,500	8,759,625
Puerto Rico Comwlth Hwy &
Transn Auth Sub PR St Infrastr	5.00%	7/1/2028	BBB	1,000	989,880
Total					41,161,694

Water/Sewer 3.98%
NY New York City Muni Wtr Fin
Auth Wtr & Swr Sys Rev Ser A~(a)	5.00%	6/15/2039	AA+	10,000	10,315,650
Upper Mohawk Vly Regl Wtr Fin
Auth NY Wtr Sys Unrefunded Bal(2)	5.75%	4/1/2020	Aaa	105	111,320
Total					10,426,970
Total Municipal Bonds (cost $274,057,166)					276,917,538

	Shares
	(000)
SHORT-TERM INVESTMENT 0.33%

Money Market Mutual Fund
Dreyfus New York Municipal Cash Management (cost $853,736)	854	853,736
Total Investments in Securities 106.00% (cost $274,910,902)		277,771,274
Liabilities in Excess of Cash and Other Assets(d) (6.00%)		(15,725,606)
Net Assets 100.00%		$262,045,668

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND December 31, 2007

Open futures contracts at December 31, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	March 2008	207	Short	$(24,089,625)	$277,308

See Notes to Schedule of Investments.

10

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
Pre-Refunded Bonds

A second bond has been issued in order to pay off the first bond issue.  Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2007.
TCRS	Transferable Custodial Receipt.
NR	Not Rated.
+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors.  Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable Rate Security. The interest rate represents the rate at December 31, 2007.
~	Fair Valued Security (See Note 2(a)).
(a)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Schedule of Investments for details of Municipal Bonds Held in Trust.

(b)	This investment has been rated by Fitch IBCA.
(c)	Security purchased on a when-issued basis (See Note 2(d)).
(d)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on financial futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

(1)	American Capital Access Holdings Ltd.
(2)	AMBAC Assurance Corporation
(3)	Assured Guaranty
(4)	CIFG Guaranty
(5)	Department of Veterans Affairs
(6)	Federal Home Loan Mortgage Corporation
(7)	Federal Housing Administration
(8)	Federal National Mortgage Association
(9)	Financial Guaranty Insurance Company
(10)	Financial Security Assurance, Inc.
(11)	Government National Mortgage Association
(12)	Government National Mortgage Association/Federal National Mortgage Association
(13)	Insurance Bond Certificate
(14)	Municipal Bond Investors Assurance
(15)	Radian Asset Assurance, Inc.
(16)	State of New York Mortgage Agency
(17)	XL Capital Assurance, Inc.

Notes to Schedules of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following seven portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett National Tax-Free Income Fund (“National”)
Lord Abbett California Tax-Free Income Fund (“California”)
Lord Abbett Connecticut Tax-Free Income Fund (“Connecticut”)
Lord Abbett Hawaii Tax-Free Income Fund (“Hawaii”)
Lord Abbett Missouri Tax-Free Income Fund (“Missouri”)
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)
Lord Abbett New York Tax-Free Income Fund (“New York”)

Each Fund is non-diversified under the Act, except for National.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk. Each Fund (except for National) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)    Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)    Futures Contracts–Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices.  At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates.  Each Fund will record an unrealized gain (loss) based on the amount of variation margin.  Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end.  As of December 31, 2007, each Fund had open futures contracts.

(d)   When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)    Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”).  A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities.  A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund.  Each Fund’s transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standard No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” therefore the municipal securities deposited into a TOB are presented in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities.  Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis.  Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender

Notes to Schedules of  Investments (unaudited)(continued)

certificates to the TOB for redemption at par at each reset date.  The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At December 31, 2007, the aggregate value of the underlying municipal securities transferred to TOBs, the liability for trust certificates and the range of interest rates for such certificates were:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs
National	$74,726,570	3.47% - 3.92%	$146,423,671
California	22,900,000	3.44% - 3.53%	46,764,700
Connecticut	8,535,000	3.49% - 3.66%	17,926,385
Hawaii	5,040,000	3.55%	10,454,422
Missouri	8,500,000	3.70% - 3.70%	17,619,165
New Jersey	5,000,000	3.49%	11,162,150
New York	20,106,430	3.47% - 3.52%	41,797,754

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s net asset value per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

3.  FEDERAL TAX INFORMATION

As of  December 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain
National	$919,664,828	$34,594,151	$(24,377,593)	$10,216,558
California	158,565,683	5,519,679	(3,766,021)	1,753,658
Connecticut	125,976,888	3,966,427	(2,081,199)	1,885,228
Hawaii	105,052,742	3,295,359	(1,201,985)	2,093,374
Missouri	157,714,018	4,628,998	(2,362,422)	2,266,576
New Jersey	126,563,079	4,542,076	(4,190,588)	351,488
New York	254,816,116	8,143,635	(5,294,907)	2,848,728

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to tax treatment of accretion, tender option bond trusts and other temporary adjustments.

4.  INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”).  The National Fund may invest up to 35% and all other Funds may invest up to 20% in such bonds.  Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities.  A default, or concerns in the market about an increase in risk of

Notes to Schedules of  Investments (unaudited)(concluded)

default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund.  Junk bonds are considered predominantly speculative by traditional investment standards.  In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each Fund (except National) is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund, other than National, focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a fund that invests in municipal bonds issued in many states, such as National. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”).  The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals.  A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, losses may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund.  They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date.  During this period such securities are subject to market fluctuations.

5.  REORGANIZATIONS

On December 14, 2007, the National Tax Free Fund of Lord Abbett Municipal Income Fund acquired the net assets of each of the Acquired Funds listed below, pursuant to a plan of reorganization approved by each Acquired Fund’s shareholders.  Total shares issued and total net assets of each Acquired Fund, including appreciation are listed below:

Acquired Fund	Shares Issued	Unrealized Appreciation	Total Net Assets
Florida Tax-Free Trust	12,217,989	$2,230,982	$55,980,192
Michigan Tax-Free Trust	12,391,978	2,543,473	63,826,490
Minnesota Tax-Free Income Fund	9,290,026	88,346	46,208,019
Texas Tax-Free Income Fund	6,985,424	2,954,960	68,025,455
Washington Tax-Free Income Fund	7,578,877	1,904,524	37,998,852

Total net assets of National Tax Free Fund immediately after the transfer were $903,630,899.  The transaction was structured to qualify as a tax-free reorganization.

Item 2:           Controls and Procedures.

(a)    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)    Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2008